Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Aerospace & Defense — 0.6%
AAR Corp.(1)	2,667	$ 86,491
Aerojet Rocketdyne Holdings, Inc.	5,740	249,977
AeroVironment, Inc.(1)	1,761	152,009
AerSale Corp.(1)	709	12,053
Astronics Corp.(1)	2,153	30,271
Byrna Technologies, Inc.(1)	1,414	30,910
Ducommun, Inc.(1)	914	46,020
Kaman Corp.	2,245	80,079
Kratos Defense & Security Solutions, Inc.(1)	9,405	209,825
Maxar Technologies, Inc.	5,624	159,272
Moog, Inc., Class A	2,219	169,154
National Presto Industries, Inc.	420	34,474
PAE, Inc.(1)(2)	5,218	31,204
Park Aerospace Corp.	1,804	24,679
Parsons Corp.(1)	1,992	67,250
Triumph Group, Inc.(1)	4,884	90,989
Vectrus, Inc.(1)	987	49,626
		$1,524,283
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	4,525	$116,790
Atlas Air Worldwide Holdings, Inc.(1)	2,258	184,434
Echo Global Logistics, Inc.(1)	2,020	96,374
Forward Air Corp.	2,084	173,014
Hub Group, Inc., Class A(1)	2,664	183,150
Radiant Logistics, Inc.(1)	3,434	21,943
		$775,705
Airlines — 0.3%
Allegiant Travel Co.(1)	1,188	$232,230
Frontier Group Holdings, Inc.(1)	2,730	43,107
Hawaiian Holdings, Inc.(1)	3,989	86,402
Mesa Air Group, Inc.(1)	2,494	19,104
SkyWest, Inc.(1)	3,905	192,673
Spirit Airlines, Inc.(1)	7,711	200,023
Sun Country Airlines Holdings, Inc.(1)	1,360	45,614
		$819,153
Auto Components — 1.2%
Adient PLC(1)	7,428	$307,891
American Axle & Manufacturing Holdings, Inc.(1)	8,845	77,924
Cooper-Standard Holdings, Inc.(1)	1,470	32,208
Dana, Inc.	11,400	253,536
Dorman Products, Inc.(1)	2,051	194,168
Fox Factory Holding Corp.(1)	3,304	477,560
Security	Shares	Value
Auto Components (continued)
Gentherm, Inc.(1)	2,608	$ 211,065
Goodyear Tire & Rubber Co. (The)(1)	21,674	383,630
LCI Industries	1,944	261,721
Modine Manufacturing Co.(1)	4,047	45,853
Motorcar Parts of America, Inc.(1)	1,400	27,300
Patrick Industries, Inc.	1,816	151,273
Standard Motor Products, Inc.	1,640	71,684
Stoneridge, Inc.(1)	2,174	44,328
Tenneco, Inc., Class A(1)	5,542	79,084
Visteon Corp.(1)	2,177	205,487
XL Fleet Corp.(1)	3,007	18,523
XPEL, Inc.(1)	1,474	111,818
		$2,955,053
Automobiles — 0.2%
Arcimoto, Inc.(1)(2)	2,147	$24,540
Canoo, Inc.(1)(2)	8,156	62,720
Fisker, Inc.(1)	12,446	182,334
Lordstown Motors Corp., Class A(1)(2)	7,370	58,813
Winnebago Industries, Inc.	2,534	183,588
Workhorse Group, Inc.(1)(2)	9,691	74,136
		$586,131
Banks — 7.7%
1st Source Corp.	1,262	$59,617
Allegiance Bancshares, Inc.	1,683	64,206
Altabancorp	1,248	55,112
Amalgamated Financial Corp.	1,217	19,253
Amerant Bancorp, Inc.(1)	1,707	42,231
American National Bankshares, Inc.	942	31,124
Ameris Bancorp	5,215	270,554
Arrow Financial Corp.	1,194	41,018
Associated Banc-Corp.	11,873	254,320
Atlantic Capital Bancshares, Inc.(1)	1,833	48,556
Atlantic Union Bankshares Corp.	5,882	216,752
Banc of California, Inc.	3,886	71,852
BancFirst Corp.	1,347	80,982
Bancorp, Inc. (The)(1)	4,384	111,573
BancorpSouth Bank	7,814	232,701
Bank First Corp.	510	36,144
Bank of Marin Bancorp	1,090	41,147
Bank of NT Butterfield & Son, Ltd. (The)	4,076	144,739
BankUnited, Inc.	7,142	298,678
Banner Corp.	2,719	150,116
Bar Harbor Bankshares	1,146	32,145
Berkshire Hills Bancorp, Inc.	3,744	101,013

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Blue Ridge Bankshares, Inc.	1,360	$ 23,922
Brookline Bancorp, Inc.	6,307	96,245
Bryn Mawr Bank Corp.	1,617	74,301
Business First Bancshares, Inc.	1,656	38,734
Byline Bancorp, Inc.	1,998	49,071
Cadence BanCorp	9,434	207,171
Cambridge Bancorp	500	44,000
Camden National Corp.	1,318	63,132
Capital Bancorp, Inc.	525	12,632
Capital City Bank Group, Inc.	1,232	30,480
Capstar Financial Holdings, Inc.	1,274	27,060
Carter Bankshares, Inc.(1)	1,998	28,412
Cathay General Bancorp	5,753	238,117
CBTX, Inc.	1,510	39,834
Central Pacific Financial Corp.	2,337	60,014
Century Bancorp, Inc., Class A	277	31,921
CIT Group, Inc.	7,786	404,483
Citizens & Northern Corp.	1,125	28,417
City Holding Co.	1,291	100,582
Civista Bancshares, Inc.	1,318	30,617
CNB Financial Corp.	1,282	31,204
Coastal Financial Corp.(1)	530	16,886
Columbia Banking System, Inc.	6,118	232,423
Community Bank System, Inc.	4,105	280,864
Community Trust Bancorp, Inc.	1,316	55,404
ConnectOne Bancorp, Inc.	2,830	84,928
CrossFirst Bankshares, Inc.(1)	4,100	53,300
Customers Bancorp, Inc.(1)	2,287	98,387
CVB Financial Corp.	10,136	206,470
Dime Community Bancshares, Inc.	2,653	86,647
Eagle Bancorp, Inc.	2,481	142,657
Eastern Bankshares, Inc.	13,170	267,351
Enterprise Bancorp, Inc.	790	28,400
Enterprise Financial Services Corp.	2,847	128,912
Equity Bancshares, Inc., Class A	1,296	43,260
Farmers National Banc Corp.	1,937	30,430
FB Financial Corp.	2,671	114,532
Fidelity D&D Bancorp, Inc.(2)	249	12,557
Financial Institutions, Inc.	1,360	41,684
First Bancorp, Inc. (The)	691	20,136
First Bancorp.	2,301	98,966
First BanCorp. / Puerto Rico	15,759	207,231
First Bancshares, Inc. (The)	1,589	61,621
First Bank / Hamilton	1,315	18,528
First Busey Corp.	3,985	98,151
First Commonwealth Financial Corp.	7,774	105,960
First Community Bankshares, Inc.	1,464	46,438
Security	Shares	Value
Banks (continued)
First Financial Bancorp	7,256	$ 169,863
First Financial Bankshares, Inc.	9,958	457,570
First Financial Corp. / IN	891	37,467
First Foundation, Inc.	3,136	82,477
First Internet Bancorp	680	21,202
First Interstate BancSystem, Inc., Class A	3,139	126,376
First Merchants Corp.	4,390	183,678
First Mid Bancshares, Inc.	1,248	51,243
First Midwest Bancorp, Inc.	8,933	169,816
First of Long Island Corp. (The)	2,051	42,251
Five Star Bancorp	415	9,935
Flushing Financial Corp.	2,270	51,302
Fulton Financial Corp.	12,466	190,480
German American Bancorp, Inc.	2,058	79,501
Glacier Bancorp, Inc.	7,516	416,011
Great Southern Bancorp, Inc.	940	51,521
Great Western Bancorp, Inc.	4,345	142,255
Guaranty Bancshares, Inc.	732	26,242
Hancock Whitney Corp.	6,785	319,709
Hanmi Financial Corp.	2,767	55,506
HarborOne Bancorp, Inc.	3,960	55,598
HBT Financial, Inc.	782	12,160
Heartland Financial USA, Inc.	3,161	151,981
Heritage Commerce Corp.	4,704	54,708
Heritage Financial Corp.	2,776	70,788
Hilltop Holdings, Inc.	5,065	165,474
Home BancShares, Inc.	11,961	281,442
HomeTrust Bancshares, Inc.	1,190	33,296
Hope Bancorp, Inc.	9,119	131,678
Horizon Bancorp	3,678	66,829
Howard Bancorp, Inc.(1)	1,153	23,383
Independent Bank Corp.	2,584	196,772
Independent Bank Corp. / MI	1,901	40,833
Independent Bank Group, Inc.	2,952	209,710
International Bancshares Corp.	4,217	175,596
Investors Bancorp, Inc.	17,941	271,089
Lakeland Bancorp, Inc.	3,834	67,593
Lakeland Financial Corp.	1,974	140,628
Live Oak Bancshares, Inc.	2,492	158,566
Macatawa Bank Corp.	2,061	16,550
Mercantile Bank Corp.	1,436	45,995
Metrocity Bankshares, Inc.	1,365	28,624
Metropolitan Bank Holding Corp.(1)	542	45,691
Mid Penn Bancorp, Inc.	771	21,241
Midland States Bancorp, Inc.	1,739	43,005
MidWestOne Financial Group, Inc.	980	29,557
MVB Financial Corp.	740	31,694

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
National Bank Holdings Corp., Class A	2,394	$ 96,909
NBT Bancorp, Inc.	3,309	119,521
Nicolet Bankshares, Inc.(1)	802	59,492
Northrim BanCorp, Inc.	525	22,318
OceanFirst Financial Corp.	4,703	100,691
OFG Bancorp	3,897	98,282
Old National Bancorp	12,960	219,672
Old Second Bancorp, Inc.	2,274	29,698
Origin Bancorp, Inc.	1,666	70,555
Orrstown Financial Services, Inc.	900	21,060
Pacific Premier Bancorp, Inc.	7,352	304,667
Park National Corp.	1,166	142,194
Peapack-Gladstone Financial Corp.	1,655	55,211
Peoples Bancorp, Inc.	1,946	61,513
Peoples Financial Services Corp.	676	30,805
Preferred Bank / Los Angeles	1,081	72,081
Primis Financial Corp.	1,573	22,746
QCR Holdings, Inc.	1,290	66,358
RBB Bancorp	1,147	28,916
Red River Bancshares, Inc.	422	21,037
Reliant Bancorp, Inc.	1,251	39,519
Renasant Corp.	4,333	156,205
Republic Bancorp, Inc., Class A	737	37,329
Republic First Bancorp, Inc.(1)	4,071	12,539
S&T Bancorp, Inc.	3,252	95,836
Sandy Spring Bancorp, Inc.	3,747	171,688
Seacoast Banking Corp. of Florida	4,301	145,417
ServisFirst Bancshares, Inc.	3,828	297,818
Sierra Bancorp	1,243	30,180
Silvergate Capital Corp., Class A(1)	1,876	216,678
Simmons First National Corp., Class A	8,423	248,984
SmartFinancial, Inc.	1,098	28,383
South Plains Financial, Inc.	868	21,162
Southern First Bancshares, Inc.(1)	613	32,795
Southside Bancshares, Inc.	2,444	93,581
SouthState Corp.	5,355	399,858
Spirit of Texas Bancshares, Inc.	1,176	28,459
Stock Yards Bancorp, Inc.	1,847	108,327
Summit Financial Group, Inc.	955	23,407
Texas Capital Bancshares, Inc.(1)	3,977	238,700
Tompkins Financial Corp.	1,120	90,619
TowneBank	5,446	169,425
TriCo Bancshares	2,280	98,952
TriState Capital Holdings, Inc.(1)	2,329	49,258
Triumph Bancorp, Inc.(1)	1,845	184,740
Trustmark Corp.	4,949	159,457
UMB Financial Corp.	3,434	332,102
Security	Shares	Value
Banks (continued)
United Bankshares, Inc.	9,800	$ 356,524
United Community Banks, Inc.	6,824	223,964
Univest Financial Corp.	2,577	70,584
Valley National Bancorp	31,413	418,107
Veritex Holdings, Inc.	3,730	146,813
Washington Trust Bancorp, Inc.	1,312	69,510
WesBanco, Inc.	4,866	165,833
West BanCorp, Inc.	1,387	41,652
Westamerica BanCorp.	2,125	119,552
		$18,668,874
Beverages — 0.4%
Celsius Holdings, Inc.(1)	4,135	$372,522
Coca-Cola Consolidated, Inc.	383	150,971
Duckhorn Portfolio, Inc. (The)(1)	1,583	36,235
MGP Ingredients, Inc.	1,083	70,503
National Beverage Corp.	1,978	103,825
NewAge, Inc.(1)	10,439	14,510
Primo Water Corp.	12,333	193,875
Zevia PBC, Class A(1)	786	9,047
		$951,488
Biotechnology — 9.2%
4D Molecular Therapeutics, Inc.(1)	1,606	$43,314
89bio, Inc.(1)(2)	560	10,970
ACADIA Pharmaceuticals, Inc.(1)	9,384	155,868
Acumen Pharmaceuticals, Inc.(1)	735	10,922
Adagio Therapeutics, Inc.(1)	1,619	68,387
Adicet Bio, Inc.(1)	1,640	12,858
Adverum Biotechnologies, Inc.(1)(2)	7,403	16,065
Aeglea BioTherapeutics, Inc.(1)	3,710	29,495
Aerovate Therapeutics, Inc.(1)	772	16,197
Affimed NV(1)	9,178	56,720
Agenus, Inc.(1)	15,457	81,149
Agios Pharmaceuticals, Inc.(1)(2)	4,521	208,644
Akebia Therapeutics, Inc.(1)	11,500	33,120
Akero Therapeutics, Inc.(1)(2)	2,016	45,058
Akouos, Inc.(1)(2)	1,992	23,127
Albireo Pharma, Inc.(1)	1,419	44,273
Aldeyra Therapeutics, Inc.(1)(2)	3,805	33,408
Alector, Inc.(1)	4,559	104,036
Aligos Therapeutics, Inc.(1)	1,471	22,815
Alkermes PLC(1)	12,578	387,906
Allakos, Inc.(1)	2,740	290,084
Allogene Therapeutics, Inc.(1)(2)	5,332	137,032
Allovir, Inc.(1)(2)	2,408	60,344

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Alpine Immune Sciences, Inc.(1)	911	$ 9,720
Altimmune, Inc.(1)(2)	3,098	35,038
ALX Oncology Holdings, Inc.(1)	1,419	104,807
Amicus Therapeutics, Inc.(1)	20,619	196,911
AnaptysBio, Inc.(1)	1,812	49,141
Anavex Life Sciences Corp.(1)(2)	4,866	87,345
Anika Therapeutics, Inc.(1)	1,202	51,157
Annexon, Inc.(1)	2,169	40,365
Apellis Pharmaceuticals, Inc.(1)	5,030	165,789
Applied Molecular Transport, Inc.(1)	1,806	46,721
Applied Therapeutics, Inc.(1)(2)	1,179	19,571
AquaBounty Technologies, Inc.(1)	4,115	16,748
Arbutus Biopharma Corp.(1)(2)	6,124	26,272
Arcturus Therapeutics Holdings, Inc.(1)	1,638	78,264
Arcus Biosciences, Inc.(1)	3,592	125,253
Arcutis Biotherapeutics, Inc.(1)	1,880	44,913
Ardelyx, Inc.(1)	6,633	8,756
Arena Pharmaceuticals, Inc.(1)	4,729	281,612
Arrowhead Pharmaceuticals, Inc.(1)	7,925	494,758
Atara Biotherapeutics, Inc.(1)	6,167	110,389
Athenex, Inc.(1)(2)	5,991	18,033
Athersys, Inc.(1)(2)	15,321	20,377
Atossa Therapeutics, Inc.(1)	9,173	29,904
Atreca, Inc., Class A(1)(2)	2,420	15,077
Avid Bioservices, Inc.(1)	4,695	101,271
Avidity Biosciences, Inc.(1)(2)	2,887	71,107
Avita Medical, Inc.(1)	1,872	33,172
Avrobio, Inc.(1)	2,729	15,228
Beam Therapeutics, Inc.(1)	3,821	332,465
Beyondspring, Inc.(1)	1,774	27,958
BioAtla, Inc.(1)	1,190	35,034
BioCryst Pharmaceuticals, Inc.(1)	13,940	200,318
Biohaven Pharmaceutical Holding Co., Ltd.(1)	4,351	604,397
Biomea Fusion, Inc.(1)	677	8,104
Bioxcel Therapeutics, Inc.(1)(2)	1,080	32,778
Black Diamond Therapeutics, Inc.(1)(2)	1,541	13,037
Bluebird Bio, Inc.(1)	5,296	101,207
Blueprint Medicines Corp.(1)	4,576	470,459
Bolt Biotherapeutics, Inc.(1)(2)	1,754	22,188
Bridgebio Pharma, Inc.(1)(2)	8,438	395,489
Brooklyn ImmunoTherapeutics, Inc.(1)(2)	1,867	17,363
C4 Therapeutics, Inc.(1)	2,962	132,342
Cardiff Oncology, Inc.(1)(2)	2,835	18,881
CareDx, Inc.(1)	3,924	248,664
Caribou Biosciences, Inc.(1)	1,470	35,089
Catalyst Pharmaceuticals, Inc.(1)	9,063	48,034
Celcuity, Inc.(1)(2)	625	11,250
Security	Shares	Value
Biotechnology (continued)
Celldex Therapeutics, Inc.(1)	3,525	$ 190,315
CEL-SCI Corp.(1)(2)	2,865	31,486
Century Therapeutics, Inc.(1)	905	22,770
Cerevel Therapeutics Holdings, Inc.(1)	3,073	90,654
ChemoCentryx, Inc.(1)	4,033	68,964
Chimerix, Inc.(1)	4,840	29,960
Chinook Therapeutics, Inc.(1)	2,466	31,466
Clene, Inc.(1)	1,794	12,253
Clovis Oncology, Inc.(1)(2)	7,887	35,176
Codiak Biosciences, Inc.(1)(2)	1,231	20,102
Cogent Biosciences, Inc.(1)(2)	2,913	24,498
Coherus Biosciences, Inc.(1)(2)	5,115	82,198
Cortexyme, Inc.(1)(2)	1,564	143,356
Crinetics Pharmaceuticals, Inc.(1)	2,860	60,203
Cue Biopharma, Inc.(1)	2,450	35,697
Cullinan Oncology, Inc.(1)(2)	1,984	44,779
Curis, Inc.(1)	6,790	53,166
Cytokinetics, Inc.(1)	6,145	219,622
CytomX Therapeutics, Inc.(1)	5,010	25,501
Day One Biopharmaceuticals, Inc.(1)	845	20,052
Deciphera Pharmaceuticals, Inc.(1)	3,305	112,304
Denali Therapeutics, Inc.(1)	7,134	359,910
DermTech, Inc.(1)(2)	1,859	59,693
Design Therapeutics, Inc.(1)(2)	1,057	15,527
Dicerna Pharmaceuticals, Inc.(1)	5,365	108,158
Dynavax Technologies Corp.(1)	8,264	158,751
Dyne Therapeutics, Inc.(1)(2)	2,355	38,245
Eagle Pharmaceuticals, Inc.(1)	867	48,361
Editas Medicine, Inc.(1)	5,352	219,860
Eiger BioPharmaceuticals, Inc.(1)	2,068	13,814
Eliem Therapeutics, Inc.(1)(2)	541	9,727
Emergent BioSolutions, Inc.(1)	3,841	192,319
Enanta Pharmaceuticals, Inc.(1)	1,477	83,908
Epizyme, Inc.(1)(2)	7,880	40,346
Erasca, Inc.(1)	1,585	33,634
Evelo Biosciences, Inc.(1)(2)	2,381	16,762
Fate Therapeutics, Inc.(1)	6,294	373,045
FibroGen, Inc.(1)	7,057	72,123
Finch Therapeutics Group, Inc.(1)	593	7,709
Flexion Therapeutics, Inc.(1)	3,730	22,753
Foghorn Therapeutics, Inc.(1)(2)	1,534	21,369
Forma Therapeutics Holdings, Inc.(1)	2,458	57,001
Forte Biosciences, Inc.(1)(2)	885	2,620
Fortress Biotech, Inc.(1)(2)	5,129	16,515
Frequency Therapeutics, Inc.(1)(2)	2,140	15,108
G1 Therapeutics, Inc.(1)(2)	2,920	39,186
Gemini Therapeutics, Inc.(1)(2)	1,718	6,941

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Generation Bio Co.(1)(2)	3,277	$ 82,154
Geron Corp.(1)(2)	24,481	33,539
Global Blood Therapeutics, Inc.(1)	4,693	119,578
Gossamer Bio, Inc.(1)(2)	4,379	55,044
Graphite Bio, Inc.(1)(2)	1,246	20,422
Greenwich Lifesciences, Inc.(1)(2)	316	12,346
Gritstone bio, Inc.(1)	2,546	27,497
GT Biopharma, Inc.(1)	1,870	12,604
Halozyme Therapeutics, Inc.(1)	11,019	448,253
Harpoon Therapeutics, Inc.(1)	1,102	8,706
Heron Therapeutics, Inc.(1)(2)	7,128	76,198
Homology Medicines, Inc.(1)(2)	3,003	23,634
Hookipa Pharma, Inc.(1)	859	5,060
Humanigen, Inc.(1)(2)	3,517	20,856
iBio, Inc.(1)(2)	15,089	15,994
Icosavax, Inc.(1)	1,025	30,330
Ideaya Biosciences, Inc.(1)	2,556	65,152
IGM Biosciences, Inc.(1)	627	41,232
Imago Biosciences, Inc.(1)	747	14,962
Immuneering Corp., Class A(1)	634	16,833
Immunic, Inc.(1)	1,216	10,762
ImmunityBio, Inc.(1)(2)	5,244	51,077
ImmunoGen, Inc.(1)	15,644	88,701
Immunovant, Inc.(1)	3,141	27,295
Impel Neuropharma, Inc.(1)	422	5,140
Infinity Pharmaceuticals, Inc.(1)(2)	6,863	23,471
Inhibrx, Inc.(1)	2,189	72,916
Inovio Pharmaceuticals, Inc.(1)	16,212	116,078
Inozyme Pharma, Inc.(1)	692	8,020
Insmed, Inc.(1)(2)	8,814	242,738
Instil Bio, Inc.(1)(2)	1,367	24,435
Intellia Therapeutics, Inc.(1)	5,380	721,727
Intercept Pharmaceuticals, Inc.(1)(2)	2,290	34,007
Invitae Corp.(1)(2)	15,672	445,555
Ironwood Pharmaceuticals, Inc.(1)	11,391	148,766
iTeos Therapeutics, Inc.(1)	1,605	43,335
IVERIC bio, Inc.(1)	8,001	129,936
Janux Therapeutics, Inc.(1)	1,014	21,933
Jounce Therapeutics, Inc.(1)	2,585	19,207
Kadmon Holdings, Inc.(1)	13,434	117,010
KalVista Pharmaceuticals, Inc.(1)	1,550	27,048
Karuna Therapeutics, Inc.(1)	1,741	212,977
Karyopharm Therapeutics, Inc.(1)(2)	6,194	36,049
Keros Therapeutics, Inc.(1)	1,092	43,200
Kezar Life Sciences, Inc.(1)	2,239	19,345
Kiniksa Pharmaceuticals, Ltd., Class A(1)	2,278	25,946
Kinnate Biopharma, Inc.(1)	1,973	45,418
Security	Shares	Value
Biotechnology (continued)
Kodiak Sciences, Inc.(1)	2,568	$ 246,477
Kronos Bio, Inc.(1)(2)	3,044	63,802
Krystal Biotech, Inc.(1)	1,406	73,407
Kura Oncology, Inc.(1)	5,246	98,258
Kymera Therapeutics, Inc.(1)	2,634	154,721
Lexicon Pharmaceuticals, Inc.(1)	5,367	25,815
Ligand Pharmaceuticals, Inc.(1)	1,219	169,831
Lineage Cell Therapeutics, Inc.(1)(2)	9,508	23,960
Lyell Immunopharma, Inc.(1)	1,811	26,803
MacroGenics, Inc.(1)	4,499	94,209
Madrigal Pharmaceuticals, Inc.(1)	890	71,013
Magenta Therapeutics, Inc.(1)(2)	1,719	12,514
MannKind Corp.(1)(2)	18,965	82,498
MaxCyte, Inc.(1)(2)	1,201	14,664
MEI Pharma, Inc.(1)	7,667	21,161
MeiraGTx Holdings PLC(1)(2)	2,356	31,052
Mersana Therapeutics, Inc.(1)	5,400	50,922
MiMedx Group, Inc.(1)	8,710	52,783
Mirum Pharmaceuticals, Inc.(1)	225	4,482
Molecular Templates, Inc.(1)	2,142	14,373
Monte Rosa Therapeutics, Inc.(1)(2)	887	19,762
Morphic Holding, Inc.(1)	1,626	92,097
Mustang Bio, Inc.(1)	4,255	11,446
Myriad Genetics, Inc.(1)	6,066	195,871
Neoleukin Therapeutics, Inc.(1)	2,623	18,964
NexImmune, Inc.(1)	1,353	20,484
Nkarta, Inc.(1)	1,106	30,758
Nurix Therapeutics, Inc.(1)	2,456	73,582
Nuvalent, Inc., Class A(1)	821	18,514
Ocugen, Inc.(1)(2)	14,478	103,952
Olema Pharmaceuticals, Inc.(1)	1,931	53,218
Omega Therapeutics, Inc.(1)	567	10,688
Oncocyte Corp.(1)	5,296	18,854
Oncorus, Inc.(1)(2)	1,601	14,953
Oncternal Therapeutics, Inc.(1)	3,470	14,470
OPKO Health, Inc.(1)(2)	32,353	118,088
Organogenesis Holdings, Inc.(1)	2,990	42,578
ORIC Pharmaceuticals, Inc.(1)	2,339	48,908
Outlook Therapeutics, Inc.(1)(2)	6,867	14,901
Oyster Point Pharma, Inc.(1)(2)	485	5,747
Passage Bio, Inc.(1)(2)	2,908	28,964
PMV Pharmaceuticals, Inc.(1)(2)	2,057	61,299
Portage Biotech, Inc.(1)	283	5,751
Poseida Therapeutics, Inc.(1)(2)	2,693	19,632
Praxis Precision Medicines, Inc.(1)	2,483	45,911
Precigen, Inc.(1)	7,437	37,111
Precision BioSciences, Inc.(1)	4,034	46,552

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Prelude Therapeutics, Inc.(1)(2)	769	$ 24,031
Prometheus Biosciences, Inc.(1)	886	21,007
Protagonist Therapeutics, Inc.(1)	3,241	57,431
Prothena Corp. PLC(1)	2,702	192,463
PTC Therapeutics, Inc.(1)	5,446	202,646
Puma Biotechnology, Inc.(1)	2,522	17,679
Radius Health, Inc.(1)(2)	3,845	47,716
Rallybio Corp.(1)(2)	550	9,669
Rapt Therapeutics, Inc.(1)	1,664	51,667
Recursion Pharmaceuticals, Inc., Class A(1)	2,157	49,633
REGENXBIO, Inc.(1)	2,991	125,383
Relay Therapeutics, Inc.(1)	4,590	144,723
Reneo Pharmaceuticals, Inc.(1)(2)	494	3,680
Replimune Group, Inc.(1)	2,280	67,579
REVOLUTION Medicines, Inc.(1)(2)	4,657	128,114
Rhythm Pharmaceuticals, Inc.(1)(2)	3,454	45,109
Rigel Pharmaceuticals, Inc.(1)	14,810	53,760
Rocket Pharmaceuticals, Inc.(1)	3,009	89,939
Rubius Therapeutics, Inc.(1)	3,535	63,206
Sana Biotechnology, Inc.(1)(2)	6,618	149,037
Sangamo Therapeutics, Inc.(1)	9,803	88,325
Scholar Rock Holding Corp.(1)	2,162	71,389
Selecta Biosciences, Inc.(1)	5,991	24,923
Sensei Biotherapeutics, Inc.(1)	1,602	16,853
Sera Prognostics, Inc., Class A(1)	365	4,055
Seres Therapeutics, Inc.(1)	5,457	37,981
Sesen Bio, Inc.(1)	13,404	10,632
Shattuck Labs, Inc.(1)(2)	2,086	42,513
Sigilon Therapeutics, Inc.(1)(2)	628	3,548
Silverback Therapeutics, Inc.(1)	1,032	10,299
Solid Biosciences, Inc.(1)	4,720	11,281
Sorrento Therapeutics, Inc.(1)(2)	20,966	159,971
Spectrum Pharmaceuticals, Inc.(1)(2)	12,291	26,794
Spero Therapeutics, Inc.(1)(2)	1,713	31,536
SpringWorks Therapeutics, Inc.(1)	2,289	145,214
Spruce Biosciences, Inc.(1)(2)	584	3,510
SQZ Biotechnologies Co.(1)(2)	1,785	25,740
Stoke Therapeutics, Inc.(1)	1,497	38,084
Summit Therapeutics, Inc.(1)(2)	1,762	8,828
Surface Oncology, Inc.(1)	2,609	19,750
Sutro Biopharma, Inc.(1)	3,400	64,226
Syndax Pharmaceuticals, Inc.(1)	3,525	67,363
Syros Pharmaceuticals, Inc.(1)(2)	3,667	16,391
Talaris Therapeutics, Inc.(1)	698	9,465
Taysha Gene Therapies, Inc.(1)(2)	1,745	32,492
TCR2 Therapeutics, Inc.(1)	2,165	18,424
Tenaya Therapeutics, Inc.(1)	1,068	22,054
Security	Shares	Value
Biotechnology (continued)
TG Therapeutics, Inc.(1)	9,827	$ 327,043
Tonix Pharmaceuticals Holding Corp.(1)(2)	25,614	15,397
Travere Therapeutics, Inc.(1)	4,501	109,149
Trevena, Inc.(1)(2)	12,822	15,771
Trillium Therapeutics, Inc.(1)	7,670	134,685
Turning Point Therapeutics, Inc.(1)	3,605	239,480
Twist Bioscience Corp.(1)	3,702	396,003
UroGen Pharma, Ltd.(1)(2)	1,653	27,803
Vanda Pharmaceuticals, Inc.(1)	4,281	73,376
Vaxart, Inc.(1)	9,366	74,460
Vaxcyte, Inc.(1)	3,117	79,078
VBI Vaccines, Inc.(1)	14,103	43,860
Vera Therapeutics, Inc.(1)	542	9,404
Veracyte, Inc.(1)	5,172	240,239
Verastem, Inc.(1)	14,449	44,503
Vericel Corp.(1)(2)	3,645	177,876
Verve Therapeutics, Inc.(1)	1,211	56,917
Viking Therapeutics, Inc.(1)(2)	5,553	34,873
Vincerx Pharma, Inc.(1)	1,000	16,170
Vir Biotechnology, Inc.(1)	4,713	205,110
Viracta Therapeutics, Inc.(1)	2,843	22,801
VistaGen Therapeutics, Inc.(1)	15,000	41,100
Vor BioPharma, Inc.(1)	1,483	23,253
Werewolf Therapeutics, Inc.(1)	593	10,176
XBiotech, Inc.	1,143	14,802
Xencor, Inc.(1)	4,334	141,548
XOMA Corp.(1)	537	13,291
Y-mAbs Therapeutics, Inc.(1)	2,645	75,488
Zentalis Pharmaceuticals, Inc.(1)	2,752	183,393
ZIOPHARM Oncology, Inc.(1)(2)	18,832	34,274
		$22,168,177
Building Products — 1.3%
AAON, Inc.	3,340	$218,236
American Woodmark Corp.(1)	1,377	90,014
Apogee Enterprises, Inc.	1,940	73,254
Caesarstone, Ltd.	1,950	24,219
Cornerstone Building Brands, Inc.(1)	4,293	62,721
CSW Industrials, Inc.	1,163	148,515
Gibraltar Industries, Inc.(1)	2,573	179,209
Griffon Corp.	3,669	90,257
Insteel Industries, Inc.	1,366	51,976
JELD-WEN Holding, Inc.(1)	6,388	159,892
Masonite International Corp.(1)	1,850	196,341
PGT Innovations, Inc.(1)	4,639	88,605
Quanex Building Products Corp.	2,627	56,244
Resideo Technologies, Inc.(1)	11,338	281,069

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Simpson Manufacturing Co., Inc.	3,417	$ 365,517
UFP Industries, Inc.	4,722	321,002
View, Inc.(1)(2)	6,644	36,010
Zurn Water Solutions Corp.	9,407	604,776
		$ 3,047,857
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	4,606	$ 225,325
Assetmark Financial Holdings(1)	1,445	35,937
Associated Capital Group, Inc., Class A	224	8,380
B. Riley Financial, Inc.	1,590	93,874
BGC Partners, Inc., Class A	26,929	140,300
Blucora, Inc.(1)	4,225	65,868
Brightsphere Investment Group, Inc.	4,548	118,839
Cohen & Steers, Inc.	1,907	159,749
Cowen, Inc., Class A	2,148	73,698
Diamond Hill Investment Group, Inc.	250	43,915
Donnelley Financial Solutions, Inc.(1)	2,515	87,069
Federated Hermes, Inc., Class B	7,409	240,792
Focus Financial Partners, Inc., Class A(1)	4,568	239,226
GAMCO Investors, Inc., Class A	342	9,022
GCM Grosvenor, Inc., Class A	2,565	29,549
Greenhill & Co., Inc.	1,309	19,138
Hamilton Lane, Inc., Class A	2,688	227,996
Houlihan Lokey, Inc.	3,917	360,756
Moelis & Co., Class A	4,797	296,790
Open Lending Corp., Class A(1)	8,176	294,908
Oppenheimer Holdings, Inc., Class A	724	32,790
Piper Sandler Cos.	1,341	185,675
PJT Partners, Inc., Class A	1,843	145,800
Pzena Investment Management, Inc., Class A	1,231	12,113
Sculptor Capital Management, Inc.	1,486	41,445
StepStone Group, Inc., Class A	3,158	134,657
StoneX Group, Inc.(1)	1,391	91,667
Value Line, Inc.	91	3,118
Virtus Investment Partners, Inc.	560	173,779
WisdomTree Investments, Inc.	11,656	66,090
		$3,658,265
Chemicals — 1.8%
AdvanSix, Inc.(1)	2,316	$92,061
American Vanguard Corp.	2,506	37,715
Amyris, Inc.(1)(2)	13,112	180,028
Avient Corp.	7,139	330,893
Balchem Corp.	2,529	366,882
Cabot Corp.	4,401	220,578
Security	Shares	Value
Chemicals (continued)
Chase Corp.	627	$ 64,048
Danimer Scientific, Inc.(1)(2)	5,392	88,105
Ecovyst, Inc.	4,026	46,943
Ferro Corp.(1)	6,659	135,444
FutureFuel Corp.	1,874	13,362
GCP Applied Technologies, Inc.(1)	3,858	84,567
Hawkins, Inc.	1,498	52,250
HB Fuller Co.	4,089	263,986
Ingevity Corp.(1)	3,156	225,244
Innospec, Inc.	1,881	158,418
Intrepid Potash, Inc.(1)	831	25,678
Koppers Holdings, Inc.(1)	1,571	49,109
Kraton Corp.(1)	2,409	109,947
Kronos Worldwide, Inc.	1,877	23,294
Livent Corp.(1)(2)	12,423	287,095
Marrone Bio Innovations, Inc.(1)	4,928	4,440
Minerals Technologies, Inc.	2,636	184,098
Orion Engineered Carbons S.A.(1)	4,752	86,629
PureCycle Technologies, Inc.(1)(2)	2,583	34,302
Quaker Chemical Corp.	1,058	251,508
Rayonier Advanced Materials, Inc.(1)	5,330	39,975
Sensient Technologies Corp.	3,317	302,112
Stepan Co.	1,690	190,869
Tredegar Corp.	2,145	26,126
Trinseo S.A.	3,113	168,040
Tronox Holdings PLC, Class A	8,787	216,600
Valhi, Inc.	189	4,409
Zymergen, Inc.(1)(2)	1,468	19,334
		$4,384,089
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	5,284	$237,833
ACCO Brands Corp.	7,737	66,461
Brady Corp., Class A	3,699	187,539
BrightView Holdings, Inc.(1)	3,485	51,439
Brink's Co. (The)	3,816	241,553
Casella Waste Systems, Inc., Class A(1)	3,858	292,977
CECO Environmental Corp.(1)	2,281	16,058
Cimpress PLC(1)	1,294	112,358
CompX International, Inc.	124	2,577
CoreCivic, Inc.(1)	9,406	83,713
Covanta Holding Corp.	9,645	194,057
Deluxe Corp.	3,303	118,545
Ennis, Inc.	2,271	42,808
Harsco Corp.(1)	6,141	104,090
Healthcare Services Group, Inc.	6,075	151,814
Heritage-Crystal Clean, Inc.(1)	1,244	36,051

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Herman Miller, Inc.	5,702	$ 214,737
HNI Corp.	3,572	131,164
Interface, Inc.	5,094	77,174
KAR Auction Services, Inc.(1)	9,114	149,378
Kimball International, Inc., Class B	3,203	35,874
Matthews International Corp., Class A	2,426	84,158
Montrose Environmental Group, Inc.(1)	1,746	107,798
NL Industries, Inc.	532	3,064
Pitney Bowes, Inc.	14,661	105,706
RR Donnelley & Sons Co.(1)	5,556	28,558
SP Plus Corp.(1)	1,895	58,120
Steelcase, Inc., Class A	7,018	88,988
Team, Inc.(1)	2,411	7,257
Tetra Tech, Inc.	4,210	628,721
UniFirst Corp.	1,183	251,529
US Ecology, Inc.(1)	2,470	79,905
Viad Corp.(1)	1,592	72,293
VSE Corp.	830	39,981
		$4,104,278
Communications Equipment — 0.6%
ADTRAN, Inc.	4,115	$77,197
Aviat Networks, Inc.(1)	756	24,842
CalAmp Corp.(1)	3,105	30,895
Calix, Inc.(1)	4,281	211,610
Cambium Networks Corp.(1)	659	23,849
Casa Systems, Inc.(1)	2,241	15,194
Clearfield, Inc.(1)	1,022	45,121
Comtech Telecommunications Corp.	2,055	52,629
Digi International, Inc.(1)	2,313	48,619
DZS, Inc.(1)	1,018	12,481
EMCORE Corp.(1)	2,864	21,423
Extreme Networks, Inc.(1)	9,679	95,338
Harmonic, Inc.(1)	7,210	63,087
Infinera Corp.(1)(2)	13,753	114,425
Inseego Corp.(1)(2)	6,022	40,106
KVH Industries, Inc.(1)	1,491	14,358
NETGEAR, Inc.(1)	2,438	77,797
NetScout Systems, Inc.(1)	5,503	148,306
Plantronics, Inc.(1)(2)	3,236	83,198
Ribbon Communications, Inc.(1)	5,864	35,067
Viavi Solutions, Inc.(1)	17,927	282,171
		$1,517,713
Construction & Engineering — 1.3%
Ameresco, Inc., Class A(1)	2,423	$141,576
Security	Shares	Value
Construction & Engineering (continued)
API Group Corp.(1)	15,192	$ 309,157
Arcosa, Inc.	3,800	190,646
Argan, Inc.	1,319	57,601
Comfort Systems USA, Inc.	2,796	199,411
Concrete Pumping Holdings, Inc.(1)(2)	2,145	18,318
Construction Partners, Inc., Class A(1)	2,244	74,882
Dycom Industries, Inc.(1)	2,344	166,987
EMCOR Group, Inc.	4,167	480,788
Fluor Corp.(1)(2)	11,138	177,874
Granite Construction, Inc.	3,588	141,905
Great Lakes Dredge & Dock Corp.(1)	5,123	77,306
IES Holdings, Inc.(1)	610	27,871
Infrastructure and Energy Alternatives, Inc.(1)	1,639	18,734
INNOVATE Corp.(1)(2)	3,868	15,859
Matrix Service Co.(1)	2,252	23,556
MYR Group, Inc.(1)	1,295	128,853
Northwest Pipe Co.(1)	837	19,837
NV5 Global, Inc.(1)	1,020	100,541
Primoris Services Corp.	4,194	102,711
Sterling Construction Co., Inc.(1)	2,268	51,416
Tutor Perini Corp.(1)	3,186	41,354
WillScot Mobile Mini Holdings Corp.(1)	16,359	518,907
		$3,086,090
Construction Materials — 0.2%
Forterra, Inc.(1)	2,437	$57,416
Summit Materials, Inc., Class A(1)	9,325	298,120
United States Lime & Minerals, Inc.	156	18,845
		$374,381
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(1)	446	$23,665
Curo Group Holdings Corp.	1,544	26,757
Encore Capital Group, Inc.(1)	2,423	119,381
Enova International, Inc.(1)	2,903	100,299
EZCORP, Inc., Class A(1)	4,319	32,695
FirstCash, Inc.	3,044	266,350
Green Dot Corp., Class A(1)	4,100	206,353
LendingClub Corp.(1)	7,566	213,664
LendingTree, Inc.(1)	911	127,385
Navient Corp.	12,634	249,269
Nelnet, Inc., Class A	1,401	111,015
Oportun Financial Corp.(1)	1,717	42,976
PRA Group, Inc.(1)	3,671	154,696
PROG Holdings, Inc.	5,264	221,141
Regional Management Corp.	671	39,039

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
World Acceptance Corp.(1)	366	$ 69,386
		$ 2,004,071
Containers & Packaging — 0.3%
Greif, Inc., Class A	2,023	$ 130,686
Greif, Inc., Class B	446	28,901
Myers Industries, Inc.	3,117	61,000
O-I Glass, Inc.(1)	12,390	176,805
Pactiv Evergreen, Inc.	3,313	41,479
Ranpak Holdings Corp.(1)	2,883	77,322
TriMas Corp.(1)	3,443	111,415
UFP Technologies, Inc.(1)	499	30,733
		$658,341
Distributors — 0.0%(3)
Funko, Inc., Class A(1)	1,732	$31,540
Greenlane Holdings, Inc., Class A(1)(2)	547	1,296
		$32,836
Diversified Consumer Services — 0.7%
2U, Inc.(1)(2)	5,625	$188,831
Adtalem Global Education, Inc.(1)	3,796	143,527
American Public Education, Inc.(1)	1,323	33,882
Carriage Services, Inc.	1,443	64,343
Coursera, Inc.(1)	4,425	140,051
European Wax Center, Inc., Class A(1)	779	21,820
Graham Holdings Co., Class B	304	179,105
Houghton Mifflin Harcourt Co.(1)	9,969	133,884
Laureate Education, Inc., Class A(1)	7,612	129,328
OneSpaWorld Holdings, Ltd.(1)	4,007	39,950
Perdoceo Education Corp.(1)	5,930	62,621
PowerSchool Holdings, Inc., Class A(1)	3,302	81,262
Regis Corp.(1)	2,003	6,970
StoneMor, Inc.(1)	2,522	6,229
Strategic Education, Inc.	1,912	134,796
Stride, Inc.(1)	3,159	113,535
Vivint Smart Home, Inc.(1)	7,248	68,494
WW International, Inc.(1)	4,129	75,354
		$1,623,982
Diversified Financial Services — 0.1%
Alerus Financial Corp.	1,321	$39,471
A-Mark Precious Metals, Inc.	684	41,054
Banco Latinoamericano de Comercio Exterior S.A.	2,614	45,849
Cannae Holdings, Inc.(1)	6,497	202,122
Security	Shares	Value
Diversified Financial Services (continued)
Marlin Business Services Corp.	795	$ 17,673
		$ 346,169
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	926	$ 56,208
ATN International, Inc.	967	45,304
Bandwidth, Inc., Class A(1)(2)	1,790	161,601
Cogent Communications Holdings, Inc.	3,270	231,647
Consolidated Communications Holdings, Inc.(1)	5,584	51,317
EchoStar Corp., Class A(1)	3,242	82,703
Globalstar, Inc.(1)(2)	47,604	79,499
IDT Corp., Class B(1)	1,470	61,666
Iridium Communications, Inc.(1)	9,057	360,921
Liberty Latin America, Ltd., Class A(1)	3,362	43,975
Liberty Latin America, Ltd., Class C(1)	11,849	155,459
Ooma, Inc.(1)	1,488	27,692
Radius Global Infrastructure, Inc., Class A(1)(2)	4,520	73,812
		$1,431,804
Electric Utilities — 0.5%
ALLETE, Inc.	4,025	$239,568
MGE Energy, Inc.	2,857	209,990
Otter Tail Corp.	3,227	180,615
PNM Resources, Inc.	6,714	332,209
Portland General Electric Co.	7,059	331,702
Via Renewables, Inc.(2)	1,012	10,312
		$1,304,396
Electrical Equipment — 1.0%
Advent Technologies Holdings, Inc.(1)(2)	1,339	$11,649
Allied Motion Technologies, Inc.	952	29,779
American Superconductor Corp.(1)	2,255	32,878
Array Technologies, Inc.(1)	10,015	185,478
Atkore, Inc.(1)	3,535	307,262
AZZ, Inc.	2,055	109,326
Babcock & Wilcox Enterprises, Inc.(1)	4,352	27,896
Beam Global(1)(2)	689	18,858
Blink Charging Co.(1)(2)	2,863	81,910
Bloom Energy Corp., Class A(1)(2)	10,919	204,404
Encore Wire Corp.	1,578	149,642
EnerSys	3,363	250,342
Eos Energy Enterprises, Inc.(1)	3,294	46,215
FTC Solar, Inc.(1)(2)	1,491	11,615
FuelCell Energy, Inc.(1)(2)	25,621	171,404
GrafTech International, Ltd.	15,608	161,075
Powell Industries, Inc.	811	19,926

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Preformed Line Products Co.	222	$ 14,439
Romeo Power, Inc.(1)(2)	9,655	47,792
Stem, Inc.(1)	3,716	88,775
Thermon Group Holdings, Inc.(1)	2,669	46,200
TPI Composites, Inc.(1)	2,801	94,534
Vicor Corp.(1)	1,591	213,449
		$ 2,324,848
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.(1)(2)	991	$32,227
Advanced Energy Industries, Inc.	2,950	258,862
Aeva Technologies, Inc.(1)(2)	5,879	46,679
Akoustis Technologies, Inc.(1)	2,785	27,015
Arlo Technologies, Inc.(1)	6,268	40,178
Badger Meter, Inc.	2,290	231,611
Belden, Inc.	3,469	202,104
Benchmark Electronics, Inc.	2,968	79,275
CTS Corp.	2,503	77,368
Daktronics, Inc.(1)	2,960	16,073
ePlus, Inc.(1)	1,043	107,022
Fabrinet(1)	2,899	297,176
FARO Technologies, Inc.(1)	1,514	99,636
Identiv, Inc.(1)	1,620	30,521
II-VI, Inc.(1)(2)	8,179	485,505
Insight Enterprises, Inc.(1)	2,644	238,172
Iteris, Inc.(1)	3,527	18,623
Itron, Inc.(1)	3,579	270,680
Kimball Electronics, Inc.(1)	2,097	54,040
Knowles Corp.(1)	7,204	135,003
Luna Innovations, Inc.(1)	2,558	24,301
Methode Electronics, Inc.	2,986	125,561
MicroVision, Inc.(1)(2)	12,416	137,197
Napco Security Technologies, Inc.(1)	1,045	45,019
nLight, Inc.(1)	3,335	94,014
Novanta, Inc.(1)	2,705	417,922
OSI Systems, Inc.(1)	1,328	125,894
Ouster, Inc.(1)(2)	2,277	16,668
PAR Technology Corp.(1)(2)	1,860	114,409
PC Connection, Inc.	941	41,432
Plexus Corp.(1)	2,220	198,490
Rogers Corp.(1)	1,467	273,566
Sanmina Corp.(1)	5,037	194,126
ScanSource, Inc.(1)	2,089	72,676
TTM Technologies, Inc.(1)	8,703	109,397
Velodyne Lidar, Inc.(1)(2)	5,543	32,815
Vishay Intertechnology, Inc.	10,456	210,061
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group, Inc.(1)	1,011	$ 35,152
		$ 5,016,470
Energy Equipment & Services — 0.8%
Archrock, Inc.	11,297	$ 93,200
Aspen Aerogels, Inc.(1)	1,806	83,094
Bristow Group, Inc.(1)	1,813	57,708
Cactus, Inc., Class A	4,280	161,441
ChampionX Corp.(1)	15,905	355,636
DMC Global, Inc.(1)	1,457	53,778
Dril-Quip, Inc.(1)	2,927	73,702
Frank's International NV(1)(2)	13,689	40,246
FTS International, Inc., Class A(1)	697	17,146
Helix Energy Solutions Group, Inc.(1)	12,468	48,376
Helmerich & Payne, Inc.	8,257	226,324
Liberty Oilfield Services, Inc., Class A(1)	6,846	83,042
Nabors Industries, Ltd.(1)	622	60,010
National Energy Services Reunited Corp.(1)(2)	2,911	36,446
Newpark Resources, Inc.(1)	7,671	25,314
NexTier Oilfield Solutions, Inc.(1)	13,416	61,714
Oceaneering International, Inc.(1)	7,810	104,029
Oil States International, Inc.(1)	5,061	32,340
Patterson-UTI Energy, Inc.	14,898	134,082
ProPetro Holding Corp.(1)	6,820	58,993
RPC, Inc.(1)	5,124	24,903
Select Energy Services, Inc., Class A(1)	5,076	26,344
Solaris Oilfield Infrastructure, Inc., Class A	2,541	21,192
TETRA Technologies, Inc.(1)	9,623	30,024
Tidewater, Inc.(1)	3,229	38,942
US Silica Holdings, Inc.(1)	5,760	46,022
		$1,994,048
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(1)(2)	40,294	$1,533,590
Chicken Soup for the Soul Entertainment, Inc.(1)	902	20,629
Cinemark Holdings, Inc.(1)(2)	8,475	162,805
CuriosityStream, Inc.(1)	2,040	21,501
Eros STX Global Corp.(1)	24,908	22,903
IMAX Corp.(1)	3,908	74,174
Liberty Braves Group, Series A(1)	713	19,187
Liberty Braves Group, Series C(1)	3,012	79,577
Lions Gate Entertainment Corp., Class A(1)	4,567	64,806
Lions Gate Entertainment Corp., Class B(1)	9,036	117,468
LiveXLive Media, Inc.(1)	4,111	12,292
Madison Square Garden Entertainment Corp.(1)	2,038	148,101

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment (continued)
Marcus Corp. (The)(1)(2)	1,876	$ 32,736
		$ 2,309,769
Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust	6,900	$ 140,829
Agree Realty Corp.	5,274	349,297
Alexander & Baldwin, Inc.	5,556	130,233
Alexander's, Inc.	184	47,954
American Assets Trust, Inc.	3,916	146,537
American Finance Trust, Inc.	9,434	75,849
Apartment Investment and Management Co., Class A	11,681	80,015
Apple Hospitality REIT, Inc.	16,468	259,042
Armada Hoffler Properties, Inc.	4,892	65,406
Ashford Hospitality Trust, Inc.(1)(2)	858	12,630
Braemar Hotels & Resorts, Inc.(1)(2)	3,489	16,922
Brandywine Realty Trust	13,308	178,593
Broadstone Net Lease, Inc.(2)	11,862	294,296
BRT Apartments Corp.	682	13,149
CareTrust REIT, Inc.	7,568	153,782
CatchMark Timber Trust, Inc., Class A	4,393	52,145
Centerspace	1,104	104,328
Chatham Lodging Trust(1)	3,800	46,550
City Office REIT, Inc.	3,686	65,832
Clipper Realty, Inc.	1,313	10,635
Columbia Property Trust, Inc.	8,792	167,224
Community Healthcare Trust, Inc.	1,862	84,144
CorePoint Lodging, Inc.(1)	3,016	46,748
Corporate Office Properties Trust	8,859	239,016
CTO Realty Growth, Inc.	466	25,052
DiamondRock Hospitality Co.(1)	16,248	153,544
DigitalBridge Group, Inc.(1)(2)	37,494	226,089
Diversified Healthcare Trust	18,611	63,091
Easterly Government Properties, Inc.	6,683	138,071
EastGroup Properties, Inc.	3,111	518,386
Empire State Realty Trust, Inc., Class A	11,214	112,476
Equity Commonwealth(1)	9,198	238,964
Essential Properties Realty Trust, Inc.	9,181	256,333
Farmland Partners, Inc.	2,123	25,455
Four Corners Property Trust, Inc.	5,983	160,703
Franklin Street Properties Corp.	9,022	41,862
GEO Group, Inc. (The)(2)	9,238	69,008
Getty Realty Corp.	2,913	85,380
Gladstone Commercial Corp.	2,560	53,837
Gladstone Land Corp.	2,199	50,071
Global Medical REIT, Inc.	4,446	65,356
Global Net Lease, Inc.	7,553	120,999
Healthcare Realty Trust, Inc.	11,320	337,110
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust(1)	3,227	$ 30,108
Independence Realty Trust, Inc.	8,416	171,266
Indus Realty Trust, Inc.	233	16,333
Industrial Logistics Properties Trust	4,982	126,593
Innovative Industrial Properties, Inc.(2)	1,855	428,820
iStar, Inc.(2)	5,550	139,194
Kite Realty Group Trust	6,756	137,552
Lexington Realty Trust	21,036	268,209
LTC Properties, Inc.	3,163	100,235
Macerich Co. (The)	16,397	273,994
Mack-Cali Realty Corp.(1)	6,888	117,923
Monmouth Real Estate Investment Corp.	7,470	139,315
National Health Investors, Inc.	3,431	183,558
National Storage Affiliates Trust	6,350	335,216
NETSTREIT Corp.	3,112	73,599
NexPoint Residential Trust, Inc.	1,745	107,981
Office Properties Income Trust	3,755	95,114
One Liberty Properties, Inc.	1,306	39,820
Outfront Media, Inc.	11,413	287,608
Paramount Group, Inc.	14,640	131,614
Pebblebrook Hotel Trust	10,195	228,470
Phillips Edison & Co., Inc.	1,437	44,130
Physicians Realty Trust	16,980	299,188
Piedmont Office Realty Trust, Inc., Class A	9,509	165,742
Plymouth Industrial REIT, Inc.	2,055	46,751
Postal Realty Trust, Inc., Class A	945	17,615
PotlatchDeltic Corp.	5,063	261,150
Preferred Apartment Communities, Inc., Class A	3,903	47,734
PS Business Parks, Inc.	1,575	246,865
Retail Opportunity Investments Corp.	9,412	163,957
Retail Properties of America, Inc., Class A	16,823	216,680
Retail Value, Inc.	1,452	38,231
RLJ Lodging Trust	12,682	188,454
RPT Realty	6,804	86,819
Ryman Hospitality Properties, Inc.(1)	4,218	353,047
Sabra Health Care REIT, Inc.	17,253	253,964
Safehold, Inc.	1,403	100,862
Saul Centers, Inc.	978	43,091
Seritage Growth Properties, Class A(1)(2)	2,944	43,659
Service Properties Trust	12,870	144,273
SITE Centers Corp.	13,589	209,814
STAG Industrial, Inc.	12,620	495,335
Summit Hotel Properties, Inc.(1)	7,954	76,597
Sunstone Hotel Investors, Inc.(1)	16,856	201,261
Tanger Factory Outlet Centers, Inc.	7,847	127,906
Terreno Realty Corp.	5,330	337,016
UMH Properties, Inc.	3,128	71,631

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group, Inc.	15,252	$ 188,667
Universal Health Realty Income Trust	1,113	61,515
Urban Edge Properties	8,878	162,556
Urstadt Biddle Properties, Inc., Class A	2,599	49,199
Washington Real Estate Investment Trust	6,640	164,340
Whitestone REIT	3,231	31,599
Xenia Hotels & Resorts, Inc.(1)	9,217	163,510
		$ 14,058,623
Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	2,690	$82,933
BJ's Wholesale Club Holdings, Inc.(1)	10,704	587,864
Chefs' Warehouse, Inc. (The)(1)	2,573	83,803
HF Foods Group, Inc.(1)(2)	3,141	19,003
Ingles Markets, Inc., Class A	1,077	71,114
MedAvail Holdings, Inc.(1)(2)	919	2,683
Natural Grocers by Vitamin Cottage, Inc.	875	9,818
Performance Food Group Co.(1)	11,843	550,226
PriceSmart, Inc.	1,850	143,467
Rite Aid Corp.(1)(2)	4,628	65,718
SpartanNash Co.	2,800	61,320
Sprouts Farmers Market, Inc.(1)	8,798	203,850
United Natural Foods, Inc.(1)	4,376	211,886
Village Super Market, Inc., Class A	640	13,875
Weis Markets, Inc.	1,290	67,789
		$2,175,349
Food Products — 0.9%
AppHarvest, Inc.(1)(2)	5,348	$34,869
B&G Foods, Inc.	5,023	150,137
Calavo Growers, Inc.	1,424	54,454
Cal-Maine Foods, Inc.	2,798	101,176
Fresh Del Monte Produce, Inc.	2,749	88,573
Hostess Brands, Inc.(1)	10,500	182,385
J&J Snack Foods Corp.	1,156	176,660
John B. Sanfilippo & Son, Inc.	716	58,511
Laird Superfood, Inc.(1)(2)	261	4,980
Lancaster Colony Corp.	1,489	251,358
Landec Corp.(1)	2,282	21,040
Limoneira Co.	1,228	19,857
Mission Produce, Inc.(1)	2,908	53,449
Sanderson Farms, Inc.	1,593	299,803
Seneca Foods Corp., Class A(1)	594	28,643
Simply Good Foods Co. (The)(1)	6,676	230,255
Tattooed Chef, Inc.(1)	3,667	67,583
Tootsie Roll Industries, Inc.(2)	1,480	45,036
Security	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.(1)	4,077	$ 162,591
Utz Brands, Inc.	4,623	79,192
Vital Farms, Inc.(1)	1,946	34,191
Whole Earth Brands, Inc.(1)	2,930	33,841
		$ 2,178,584
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	4,231	$ 253,352
Chesapeake Utilities Corp.	1,388	166,629
New Jersey Resources Corp.	7,408	257,873
Northwest Natural Holding Co.	2,394	110,100
ONE Gas, Inc.	4,136	262,098
South Jersey Industries, Inc.(2)	8,079	171,760
Southwest Gas Holdings, Inc.	4,551	304,371
Spire, Inc.	3,887	237,807
		$1,763,990
Health Care Equipment & Supplies — 3.4%
Accelerate Diagnostics, Inc.(1)(2)	2,287	$13,333
Accuray, Inc.(1)	6,420	25,359
Acutus Medical, Inc.(1)(2)	838	7,408
Alphatec Holdings, Inc.(1)	5,397	65,789
AngioDynamics, Inc.(1)	2,837	73,592
Apyx Medical Corp.(1)	2,938	40,691
Asensus Surgical, Inc.(1)(2)	18,346	33,940
Aspira Women's Health, Inc.(1)(2)	6,816	22,152
AtriCure, Inc.(1)	3,557	247,389
Atrion Corp.	107	74,633
Avanos Medical, Inc.(1)	3,690	115,128
AxoGen, Inc.(1)	3,047	48,143
Axonics, Inc.(1)	3,513	228,661
BioLife Solutions, Inc.(1)	1,914	81,001
Bioventus, Inc., Class A(1)	624	8,836
Butterfly Network, Inc.(1)(2)	13,999	146,150
Cardiovascular Systems, Inc.(1)	3,081	101,149
Cerus Corp.(1)	14,314	87,172
ClearPoint Neuro, Inc.(1)(2)	1,475	26,181
CONMED Corp.	2,277	297,900
CryoLife, Inc.(1)	3,149	70,191
CryoPort, Inc.(1)(2)	3,246	215,891
Cutera, Inc.(1)(2)	1,488	69,341
CVRx, Inc.(1)	623	10,304
CytoSorbents Corp.(1)(2)	3,468	28,160
DarioHealth Corp.(1)(2)	1,057	14,428
Eargo, Inc.(1)	1,514	10,189
Glaukos Corp.(1)	3,577	172,304

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(1)	3,956	$ 279,254
Heska Corp.(1)	751	194,164
Inari Medical, Inc.(1)	2,665	216,132
Inogen, Inc.(1)	1,598	68,858
Integer Holdings Corp.(1)	2,576	230,140
Intersect ENT, Inc.(1)	2,690	73,168
Invacare Corp.(1)	2,498	11,890
iRadimed Corp.(1)	282	9,472
iRhythm Technologies, Inc.(1)	2,350	137,616
Lantheus Holdings, Inc.(1)	5,359	137,619
LeMaitre Vascular, Inc.	1,477	78,414
LivaNova PLC(1)	4,172	330,381
Meridian Bioscience, Inc.(1)	3,556	68,417
Merit Medical Systems, Inc.(1)	4,025	288,995
Mesa Laboratories, Inc.(2)	404	122,153
Misonix, Inc.(1)	1,277	32,308
Natus Medical, Inc.(1)	2,645	66,337
Neogen Corp.(1)	8,253	358,428
Neuronetics, Inc.(1)	1,958	12,844
NeuroPace, Inc.(1)	546	8,654
Nevro Corp.(1)	2,713	315,739
NuVasive, Inc.(1)	4,062	243,111
OraSure Technologies, Inc.(1)	6,111	69,115
Ortho Clinical Diagnostics Holdings PLC(1)	8,486	156,821
Orthofix Medical, Inc.(1)	1,619	61,716
OrthoPediatrics Corp.(1)	1,056	69,179
Outset Medical, Inc.(1)	3,587	177,341
PAVmed, Inc.(1)(2)	5,168	44,135
Pulmonx Corp.(1)	1,991	71,636
Pulse Biosciences, Inc.(1)(2)	1,155	24,948
Quotient, Ltd.(1)(2)	5,345	12,507
Retractable Technologies, Inc.(1)(2)	1,172	12,927
RxSight, Inc.(1)	640	8,109
SeaSpine Holdings Corp.(1)	2,490	39,168
Senseonics Holdings, Inc.(1)(2)	32,570	110,412
Shockwave Medical, Inc.(1)	2,637	542,906
SI-BONE, Inc.(1)	2,542	54,450
Sientra, Inc.(1)	4,505	25,814
Sight Sciences, Inc.(1)(2)	854	19,386
Silk Road Medical, Inc.(1)	2,660	146,380
Soliton, Inc.(1)	727	14,802
STAAR Surgical Co.(1)	3,713	477,232
Stereotaxis, Inc.(1)	3,905	21,009
SurModics, Inc.(1)	1,145	63,662
Tactile Systems Technology, Inc.(1)	1,650	73,343
Talis Biomedical Corp.(1)	1,077	6,731
TransMedics Group, Inc.(1)	2,122	70,217
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Treace Medical Concepts, Inc.(1)	857	$ 23,053
Utah Medical Products, Inc.	296	27,481
Vapotherm, Inc.(1)	1,694	37,725
Varex Imaging Corp.(1)(2)	2,939	82,880
ViewRay, Inc.(1)	10,682	77,017
Zynex, Inc.(1)	1,374	15,650
		$ 8,257,261
Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.(1)	9,143	$185,146
Accolade, Inc.(1)	3,947	166,445
AdaptHealth Corp.(1)	5,494	127,955
Addus HomeCare Corp.(1)	1,220	97,295
Agiliti, Inc.(1)	1,772	33,739
Alignment Healthcare, Inc.(1)	2,065	32,999
AMN Healthcare Services, Inc.(1)	3,697	424,231
Apollo Medical Holdings, Inc.(1)(2)	2,944	268,051
Apria, Inc.(1)	1,157	42,983
Aveanna Healthcare Holdings, Inc.(1)	3,026	24,269
Biodesix, Inc.(1)(2)	963	7,916
Brookdale Senior Living, Inc.(1)	14,512	91,426
Castle Biosciences, Inc.(1)	1,671	111,121
Community Health Systems, Inc.(1)	9,743	113,993
CorVel Corp.(1)	676	125,885
Covetrus, Inc.(1)	8,115	147,206
Cross Country Healthcare, Inc.(1)	2,877	61,107
Ensign Group, Inc. (The)	4,029	301,732
Exagen, Inc.(1)	849	11,546
Fulgent Genetics, Inc.(1)(2)	1,591	143,110
Hanger, Inc.(1)	3,196	70,184
HealthEquity, Inc.(1)	6,415	415,435
InfuSystem Holdings, Inc.(1)	1,278	16,652
Innovage Holding Corp.(1)	1,437	9,499
Joint Corp. (The)(1)	1,060	103,901
LHC Group, Inc.(1)	2,395	375,799
LifeStance Health Group, Inc.(1)	3,559	51,605
Magellan Health, Inc.(1)	1,861	175,958
MEDNAX, Inc.(1)	5,969	169,699
ModivCare, Inc.(1)	983	178,532
National HealthCare Corp.	1,074	75,159
National Research Corp.	1,192	50,267
Ontrak, Inc.(1)(2)	623	6,255
Option Care Health, Inc.(1)	11,475	278,383
Owens & Minor, Inc.	5,688	177,978
Patterson Cos., Inc.	6,720	202,541
Pennant Group, Inc. (The)(1)	2,149	60,365
PetIQ, Inc.(1)(2)	2,070	51,688

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.(1)	1,537	$ 36,212
Progyny, Inc.(1)	4,947	277,032
R1 RCM, Inc.(1)	9,108	200,467
RadNet, Inc.(1)	3,530	103,464
Select Medical Holdings Corp.	8,471	306,396
Sharps Compliance Corp.(1)	1,261	10,428
SOC Telemed, Inc.(1)	3,210	7,255
Surgery Partners, Inc.(1)	2,485	105,215
Tenet Healthcare Corp.(1)	8,293	550,987
Tivity Health, Inc.(1)	3,730	86,014
Triple-S Management Corp., Class B(1)	1,726	61,049
US Physical Therapy, Inc.	1,002	110,821
Viemed Healthcare, Inc.(1)	3,037	16,855
		$6,860,250
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(1)	9,502	$127,042
American Well Corp., Class A(1)	14,037	127,877
Castlight Health, Inc., Class B(1)	9,363	14,700
Computer Programs and Systems, Inc.	938	33,261
Convey Holding Parent, Inc.(1)	1,032	8,669
Evolent Health, Inc., Class A(1)	6,141	190,371
Forian, Inc.(1)	1,423	14,685
Health Catalyst, Inc.(1)(2)	3,844	192,238
HealthStream, Inc.(1)	1,939	55,417
iCad, Inc.(1)	1,776	19,092
Inovalon Holdings, Inc., Class A(1)	5,792	233,360
Inspire Medical Systems, Inc.(1)	2,102	489,514
Multiplan Corp.(1)(2)	17,406	97,996
NantHealth, Inc.(1)	2,382	3,835
NextGen Healthcare, Inc.(1)	4,587	64,677
Omnicell, Inc.(1)	3,359	498,576
OptimizeRx Corp.(1)	1,258	107,622
Phreesia, Inc.(1)	3,747	231,190
Schrodinger, Inc.(1)	3,553	194,278
Simulations Plus, Inc.(2)	1,252	49,454
Tabula Rasa HealthCare, Inc.(1)	1,809	47,414
Vocera Communications, Inc.(1)	2,799	128,082
		$2,929,350
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc.(1)	4,464	$54,193
Bally's Corp.(1)	2,560	128,358
Biglari Holdings, Inc., Class B(1)	80	13,745
BJ's Restaurants, Inc.(1)	1,896	79,177
Bloomin' Brands, Inc.(1)(2)	7,121	178,025
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Bluegreen Vacations Holding Corp.(1)	1,411	$ 36,404
Brinker International, Inc.(1)	3,483	170,841
Carrols Restaurant Group, Inc.	3,096	11,331
Century Casinos, Inc.(1)	1,662	22,387
Cheesecake Factory, Inc. (The)(1)	3,448	162,056
Chuy's Holdings, Inc.(1)	1,681	53,002
Cracker Barrel Old Country Store, Inc.	1,860	260,102
Dave & Buster's Entertainment, Inc.(1)	3,314	127,026
Del Taco Restaurants, Inc.	2,895	25,273
Denny's Corp.(1)	4,997	81,651
Dine Brands Global, Inc.(1)	1,363	110,689
Drive Shack, Inc.(1)	6,477	18,200
El Pollo Loco Holdings, Inc.(1)	1,580	26,702
Esports Technologies, Inc.(1)(2)	849	28,501
Everi Holdings, Inc.(1)	6,554	158,476
F45 Training Holdings, Inc.(1)(2)	1,571	23,502
Fiesta Restaurant Group, Inc.(1)	1,520	16,659
Full House Resorts, Inc.(1)	2,565	27,215
GAN, Ltd.(1)(2)	3,146	46,781
Golden Entertainment, Inc.(1)	1,501	73,684
Golden Nugget Online Gaming, Inc.(1)	3,058	53,118
Hall of Fame Resort & Entertainment Co.(1)	4,311	11,424
Hilton Grand Vacations, Inc.(1)	6,710	319,195
International Game Technology PLC(1)(2)	8,086	212,824
Jack in the Box, Inc.	1,673	162,833
Krispy Kreme, Inc.(1)	1,684	23,576
Kura Sushi USA, Inc., Class A(1)	280	12,230
Lindblad Expeditions Holdings, Inc.(1)(2)	2,177	31,762
Monarch Casino & Resort, Inc.(1)	1,097	73,488
Nathan's Famous, Inc.	237	14,497
NeoGames S.A.(1)	454	16,671
Noodles & Co.(1)	3,189	37,630
ONE Group Hospitality, Inc. (The)(1)	1,532	16,377
Papa John's International, Inc.	2,594	329,412
PlayAGS, Inc.(1)	1,838	14,483
RCI Hospitality Holdings, Inc.	655	44,874
Red Robin Gourmet Burgers, Inc.(1)	1,310	30,209
Red Rock Resorts, Inc., Class A(1)	4,835	247,649
Rush Street Interactive, Inc.(1)	4,103	78,819
Ruth's Hospitality Group, Inc.(1)	2,742	56,787
Scientific Games Corp., Class A(1)	7,513	624,105
SeaWorld Entertainment, Inc.(1)	3,949	218,459
Shake Shack, Inc., Class A(1)	2,959	232,163
Target Hospitality Corp.(1)	2,913	10,866
Texas Roadhouse, Inc.	5,477	500,214
Wingstop, Inc.	2,288	375,072

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc., Class A(1)	710	$ 9,010
		$ 5,691,727
Household Durables — 1.7%
Aterian, Inc.(1)(2)	1,551	$ 16,797
Bassett Furniture Industries, Inc.	730	13,220
Beazer Homes USA, Inc.(1)	2,686	46,334
Casper Sleep, Inc.(1)	2,157	9,210
Cavco Industries, Inc.(1)	708	167,612
Century Communities, Inc.	2,378	146,128
Ethan Allen Interiors, Inc.	1,924	45,599
Flexsteel Industries, Inc.	521	16,089
GoPro, Inc., Class A(1)	10,449	97,803
Green Brick Partners, Inc.(1)	2,495	51,197
Hamilton Beach Brands Holding Co., Class A	584	9,151
Helen of Troy, Ltd.(1)	1,886	423,747
Hooker Furnishings Corp.	834	22,510
Hovnanian Enterprises, Inc., Class A(1)	401	38,652
Installed Building Products, Inc.	1,819	194,906
iRobot Corp.(1)	2,193	172,151
KB Home	6,418	249,789
Landsea Homes Corp.(1)(2)	471	4,079
La-Z-Boy, Inc.	3,625	116,834
Legacy Housing Corp.(1)	380	6,829
LGI Homes, Inc.(1)	1,679	238,267
Lifetime Brands, Inc.	858	15,607
Lovesac Co. (The)(1)	1,001	66,156
M / I Homes, Inc.(1)	2,268	131,090
MDC Holdings, Inc.	4,484	209,493
Meritage Homes Corp.(1)	2,940	285,180
Purple Innovation, Inc.(1)	4,415	92,803
Skyline Champion Corp.(1)	4,028	241,922
Snap One Holdings Corp.(1)	1,018	16,970
Sonos, Inc.(1)	9,429	305,122
Taylor Morrison Home Corp.(1)	9,353	241,120
Traeger, Inc.(1)	1,729	36,188
TRI Pointe Homes, Inc.(1)	8,664	182,117
Tupperware Brands Corp.(1)	4,044	85,409
Universal Electronics, Inc.(1)	1,001	49,299
VOXX International Corp.(1)	1,752	20,060
Vuzix Corp.(1)(2)	4,601	48,127
Weber, Inc., Class A(1)(2)	1,304	22,937
		$4,136,504
Household Products — 0.3%
Central Garden & Pet Co.(1)	789	$37,872
Security	Shares	Value
Household Products (continued)
Central Garden & Pet Co., Class A(1)	3,253	$ 139,879
Energizer Holdings, Inc.	5,338	208,449
Oil-Dri Corp. of America	406	14,210
WD-40 Co.	1,071	247,915
		$ 648,325
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,672	$ 75,350
Clearway Energy, Inc., Class C	6,435	194,788
Ormat Technologies, Inc.	3,562	237,265
Sunnova Energy International, Inc.(1)	6,748	222,279
		$729,682
Industrial Conglomerates — 0.1%
Raven Industries, Inc.(1)	2,734	$157,506
		$157,506
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	3,798	$54,387
American Equity Investment Life Holding Co.	6,343	187,563
American National Group, Inc.	584	110,394
AMERISAFE, Inc.	1,636	91,878
Argo Group International Holdings, Ltd.	2,431	126,947
Bright Health Group, Inc.(1)(2)	4,069	33,203
BRP Group, Inc., Class A(1)	3,625	120,676
Citizens, Inc.(1)(2)	4,427	27,492
CNO Financial Group, Inc.	9,779	230,198
Crawford & Co., Class A	1,459	13,087
Donegal Group, Inc., Class A	916	13,273
eHealth, Inc.(1)	1,915	77,558
Employers Holdings, Inc.	2,341	92,446
Enstar Group, Ltd.(1)	952	223,463
Genworth Financial, Inc., Class A(1)	39,760	149,100
Goosehead Insurance, Inc., Class A	1,389	211,531
Greenlight Capital Re, Ltd., Class A(1)	2,647	19,561
HCI Group, Inc.	444	49,182
Heritage Insurance Holdings, Inc.	1,906	12,980
Horace Mann Educators Corp.	3,199	127,288
Independence Holding Co.	394	19,538
Investors Title Co.	111	20,269
James River Group Holdings, Ltd.	2,807	105,908
Kinsale Capital Group, Inc.	1,686	272,626
Maiden Holdings, Ltd.(1)	5,451	17,225
MBIA, Inc.(1)	3,800	48,830
MetroMile, Inc.(1)	2,879	10,220
National Western Life Group, Inc., Class A	193	40,644

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
NI Holdings, Inc.(1)	903	$ 15,857
Palomar Holdings, Inc.(1)	1,927	155,759
ProAssurance Corp.	4,215	100,233
RLI Corp.	3,068	307,628
Safety Insurance Group, Inc.	1,197	94,862
Selective Insurance Group, Inc.	4,660	351,970
Selectquote, Inc.(1)	10,628	137,420
SiriusPoint, Ltd.(1)	7,085	65,607
State Auto Financial Corp.	1,338	68,171
Stewart Information Services Corp.	2,046	129,430
Tiptree, Inc.	2,311	23,156
Trean Insurance Group, Inc.(1)	1,026	10,619
Trupanion, Inc.(1)	2,994	232,544
United Fire Group, Inc.	1,866	43,105
United Insurance Holdings Corp.	1,483	5,383
Universal Insurance Holdings, Inc.	2,530	32,991
		$4,282,202
Interactive Media & Services — 0.4%
CarGurus, Inc.(1)	7,351	$230,895
Cars.com, Inc.(1)	5,846	73,952
Eventbrite, Inc., Class A(1)(2)	5,885	111,285
EverQuote, Inc., Class A(1)	1,239	23,083
fuboTV, Inc.(1)(2)	10,311	247,052
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	19,377
MediaAlpha, Inc., Class A(1)	1,490	27,833
Outbrain, Inc.(1)	619	9,161
QuinStreet, Inc.(1)	4,141	72,716
TrueCar, Inc.(1)	7,838	32,606
Yelp, Inc.(1)	5,683	211,635
		$1,059,595
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A(1)	2,081	$63,491
1stdibs.com, Inc.(1)(2)	515	6,386
CarParts.com, Inc.(1)(2)	3,715	57,991
Duluth Holdings, Inc., Class B(1)	634	8,641
Groupon, Inc.(1)(2)	2,006	45,757
Lands' End, Inc.(1)	1,134	26,694
Liquidity Services, Inc.(1)	2,122	45,857
Overstock.com, Inc.(1)(2)	3,371	262,668
PetMed Express, Inc.(2)	1,778	47,775
Porch Group, Inc.(1)	5,911	104,507
Quotient Technology, Inc.(1)	7,590	44,174
RealReal, Inc. (The)(1)(2)	6,166	81,268
Revolve Group, Inc.(1)	2,816	173,944
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Shutterstock, Inc.	1,794	$ 203,296
Stamps.com, Inc.(1)	1,383	456,100
Stitch Fix, Inc., Class A(1)	4,633	185,088
Xometry, Inc., Class A(1)(2)	618	35,640
		$ 1,849,277
IT Services — 1.5%
BigCommerce Holdings, Inc., Series 1(1)(2)	3,684	$ 186,558
Brightcove, Inc.(1)	3,175	36,640
Cantaloupe, Inc.(1)	4,569	49,254
Cass Information Systems, Inc.	1,244	52,061
Conduent, Inc.(1)	13,421	88,444
CSG Systems International, Inc.	2,496	120,307
DigitalOcean Holdings, Inc.(1)	3,798	294,839
EVERTEC, Inc.	4,750	217,170
Evo Payments, Inc., Class A(1)	3,485	82,525
ExlService Holdings, Inc.(1)	2,575	317,034
Flywire Corp.(1)	929	40,727
GreenBox POS(1)	1,362	11,291
GreenSky, Inc., Class A(1)	5,489	61,367
Grid Dynamics Holdings, Inc.(1)	3,230	94,381
Hackett Group, Inc. (The)	1,931	37,886
I3 Verticals, Inc., Class A(1)	1,552	37,574
IBEX Holdings, Ltd.(1)(2)	410	6,970
International Money Express, Inc.(1)	2,539	42,401
Limelight Networks, Inc.(1)(2)	10,253	24,402
LiveRamp Holdings, Inc.(1)	5,104	241,062
MAXIMUS, Inc.	4,809	400,109
MoneyGram International, Inc.(1)	6,865	55,057
Paya Holdings, Inc.(1)	6,446	70,068
Perficient, Inc.(1)	2,495	288,671
Priority Technology Holdings, Inc.(1)	578	3,861
Rackspace Technology, Inc.(1)(2)	4,217	59,966
Repay Holdings Corp.(1)	6,641	152,942
StarTek, Inc.(1)	1,434	7,901
TTEC Holdings, Inc.	1,476	138,050
Tucows, Inc., Class A(1)	790	62,371
Unisys Corp.(1)	5,033	126,530
Verra Mobility Corp.(1)	10,514	158,446
		$3,566,865
Leisure Products — 0.5%
Acushnet Holdings Corp.	2,628	$122,728
American Outdoor Brands, Inc.(1)	1,183	29,054
AMMO, Inc.(1)(2)	6,601	40,596
Callaway Golf Co.(1)	9,076	250,770

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
Clarus Corp.	1,811	$ 46,416
Escalade, Inc.	888	16,792
Genius Brands International, Inc.(1)(2)	22,131	30,098
Johnson Outdoors, Inc., Class A	405	42,849
Latham Group, Inc.(1)	1,820	29,848
Malibu Boats, Inc., Class A(1)	1,589	111,198
Marine Products Corp.	813	10,171
MasterCraft Boat Holdings, Inc.(1)	1,615	40,504
Nautilus, Inc.(1)(2)	2,617	24,364
Smith + Wesson Brands, Inc.	3,675	76,293
Sturm Ruger & Co., Inc.(2)	1,347	99,382
Vista Outdoor, Inc.(1)	4,408	177,687
		$1,148,750
Life Sciences Tools & Services — 0.9%
Absci Corp.(1)	1,064	$12,374
Akoya Biosciences, Inc.(1)	599	8,362
Alpha Teknova, Inc.(1)(2)	534	13,291
Berkeley Lights, Inc.(1)	3,760	73,546
Bionano Genomics, Inc.(1)(2)	22,055	121,302
ChromaDex Corp.(1)(2)	3,310	20,754
Codex DNA, Inc.(1)	595	6,622
Codexis, Inc.(1)	4,645	108,043
Cytek Biosciences, Inc.(1)	1,231	26,356
Fluidigm Corp.(1)	6,011	39,612
Harvard Bioscience, Inc.(1)	3,333	23,264
Inotiv, Inc.(1)	1,015	29,679
Medpace Holdings, Inc.(1)	2,268	429,287
NanoString Technologies, Inc.(1)	3,557	170,772
NeoGenomics, Inc.(1)	8,828	425,863
Pacific Biosciences of California, Inc.(1)	14,908	380,899
Personalis, Inc.(1)	2,791	53,699
Quanterix Corp.(1)	2,420	120,492
Rapid Micro Biosystems, Inc., Class A(1)	613	11,322
Seer, Inc.(1)(2)	3,190	110,151
Singular Genomics Systems, Inc.(1)	908	10,160
		$2,195,850
Machinery — 3.4%
AgEagle Aerial Systems, Inc.(1)(2)	5,233	$15,751
Alamo Group, Inc.	804	112,182
Albany International Corp., Class A	2,359	181,336
Altra Industrial Motion Corp.	5,081	281,233
Astec Industries, Inc.	1,870	100,625
Barnes Group, Inc.	3,822	159,492
Blue Bird Corp.(1)	1,311	27,348
Security	Shares	Value
Machinery (continued)
Chart Industries, Inc.(1)	2,855	$ 545,619
CIRCOR International, Inc.(1)	1,669	55,094
Columbus McKinnon Corp.	2,183	105,548
Commercial Vehicle Group, Inc.(1)	2,513	23,773
Desktop Metal, Inc., Class A(1)(2)	11,559	82,878
Douglas Dynamics, Inc.	1,952	70,858
Energy Recovery, Inc.(1)	3,367	64,074
Enerpac Tool Group Corp.	4,678	96,975
EnPro Industries, Inc.	1,619	141,047
ESCO Technologies, Inc.	1,961	150,997
Evoqua Water Technologies Corp.(1)	9,075	340,857
ExOne Co. (The)(1)	993	23,216
Federal Signal Corp.	4,620	178,424
Franklin Electric Co., Inc.	3,555	283,867
Gorman-Rupp Co. (The)	1,579	56,544
Greenbrier Cos., Inc. (The)	2,622	112,720
Helios Technologies, Inc.	2,542	208,724
Hillenbrand, Inc.	5,594	238,584
Hydrofarm Holdings Group, Inc.(1)	2,984	112,944
Hyliion Holdings Corp.(1)(2)	9,193	77,221
Hyster-Yale Materials Handling, Inc.	806	40,510
Ideanomics, Inc.(1)	32,035	63,109
John Bean Technologies Corp.	2,461	345,894
Kadant, Inc.	883	180,220
Kennametal, Inc.	6,410	219,414
Lindsay Corp.	855	129,780
Luxfer Holdings PLC	2,400	47,112
Lydall, Inc.(1)	1,313	81,524
Manitowoc Co., Inc. (The)(1)	2,727	58,412
Mayville Engineering Co., Inc.(1)	556	10,453
Meritor, Inc.(1)	5,202	110,855
Miller Industries, Inc.	1,050	35,742
Mueller Industries, Inc.	4,308	177,059
Mueller Water Products, Inc., Class A	12,351	187,982
Nikola Corp.(1)	17,252	184,079
NN, Inc.(1)	3,488	18,312
Omega Flex, Inc.	248	35,387
Park-Ohio Holdings Corp.	726	18,528
Proto Labs, Inc.(1)	2,175	144,855
RBC Bearings, Inc.(1)	2,180	462,596
REV Group, Inc.	2,574	44,170
Shyft Group, Inc. (The)	2,714	103,159
SPX Corp.(1)	3,497	186,915
SPX FLOW, Inc.	3,305	241,596
Standex International Corp.	1,000	98,910
Tennant Co.	1,415	104,639
Terex Corp.	5,366	225,909

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Titan International, Inc.(1)	3,959	$ 28,346
Trinity Industries, Inc.	6,042	164,161
Wabash National Corp.	4,465	67,555
Watts Water Technologies, Inc., Class A	2,158	362,738
Welbilt, Inc.(1)	10,023	232,935
		$ 8,260,787
Marine — 0.2%
Costamare, Inc.	4,298	$ 66,576
Eagle Bulk Shipping, Inc.(1)(2)	653	32,924
Genco Shipping & Trading, Ltd.	2,519	50,708
Matson, Inc.	3,370	271,993
Safe Bulkers, Inc.(1)	4,225	21,843
		$444,044
Media — 1.1%
Advantage Solutions, Inc.(1)(2)	5,990	$51,813
AMC Networks, Inc., Class A(1)	2,381	110,931
Audacy, Inc.(1)	10,833	39,865
Boston Omaha Corp., Class A(1)	1,383	53,633
Cardlytics, Inc.(1)(2)	2,507	210,438
Clear Channel Outdoor Holdings, Inc.(1)	28,478	77,175
comScore, Inc.(1)	4,319	16,844
Daily Journal Corp.(1)	88	28,193
Digital Media Solutions, Inc., Class A(1)	236	1,711
Emerald Holding, Inc.(1)	2,053	8,910
Entravision Communications Corp., Class A	5,618	39,888
EW Scripps Co. (The), Class A	4,675	84,430
Fluent, Inc.(1)	2,683	6,090
Gannett Co., Inc.(1)	10,067	67,248
Gray Television, Inc.	6,701	152,917
Hemisphere Media Group, Inc.(1)	1,449	17,649
iHeartMedia, Inc., Class A(1)	8,782	219,726
Integral Ad Science Holding Corp.(1)	1,301	26,840
John Wiley & Sons, Inc., Class A	3,384	176,679
Magnite, Inc.(1)(2)	9,955	278,740
Meredith Corp.(1)	3,226	179,688
National CineMedia, Inc.	5,225	18,601
Scholastic Corp.	2,279	81,246
Sinclair Broadcast Group, Inc., Class A(2)	3,764	119,243
Stagwell, Inc.(1)	4,901	37,591
TechTarget, Inc.(1)	1,981	163,274
TEGNA, Inc.	17,344	342,024
Thryv Holdings, Inc.(1)	507	15,230
WideOpenWest, Inc.(1)	4,110	80,761
		$2,707,378
Security	Shares	Value
Metals & Mining — 1.1%
Allegheny Technologies, Inc.(1)	9,766	$ 162,409
Arconic Corp.(1)	8,657	273,042
Carpenter Technology Corp.	3,863	126,475
Century Aluminum Co.(1)	4,377	58,871
Coeur Mining, Inc.(1)	19,006	117,267
Commercial Metals Co.	9,208	280,476
Compass Minerals International, Inc.	2,622	168,857
Constellium SE(1)	9,626	180,776
Ferroglobe Representation & Warranty Insurance Trust(4)	5,015	0
Gatos Silver, Inc.(1)	3,557	41,368
Haynes International, Inc.	1,062	39,559
Hecla Mining Co.	41,687	229,278
Kaiser Aluminum Corp.	1,239	135,001
Materion Corp.	1,598	109,687
MP Materials Corp.(1)(2)	5,720	184,356
Novagold Resources, Inc.(1)	19,333	133,011
Olympic Steel, Inc.	846	20,609
Perpetua Resources Corp.(1)	2,101	10,463
PolyMet Mining Corp.(1)(2)	2,264	6,905
Ryerson Holding Corp.	965	21,490
Schnitzer Steel Industries, Inc., Class A	2,033	89,066
SunCoke Energy, Inc.	6,534	41,033
TimkenSteel Corp.(1)	3,716	48,605
Warrior Met Coal, Inc.	3,946	91,823
Worthington Industries, Inc.	2,593	136,651
		$2,707,078
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.	569	$12,279
Angel Oak Mortgage, Inc.	557	9,430
Apollo Commercial Real Estate Finance, Inc.	11,004	163,189
Arbor Realty Trust, Inc.	10,422	193,120
Ares Commercial Real Estate Corp.	3,355	50,593
ARMOUR Residential REIT, Inc.(2)	6,323	68,162
Blackstone Mortgage Trust, Inc., Class A	11,339	343,798
BrightSpire Capital, Inc.	6,877	64,575
Broadmark Realty Capital, Inc.	10,466	103,195
Capstead Mortgage Corp.	8,164	54,617
Chimera Investment Corp.	18,054	268,102
Dynex Capital, Inc.	2,384	41,196
Ellington Financial, Inc.	3,471	63,485
Granite Point Mortgage Trust, Inc.	4,738	62,399
Great Ajax Corp.	1,593	21,490
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(2)	5,976	319,596
Invesco Mortgage Capital, Inc.	22,370	70,466
KKR Real Estate Finance Trust, Inc.(2)	2,170	45,787

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp.	9,254	$ 102,257
MFA Financial, Inc.	34,716	158,652
New York Mortgage Trust, Inc.	29,773	126,833
Orchid Island Capital, Inc.(2)	9,475	46,333
PennyMac Mortgage Investment Trust	7,980	157,126
Ready Capital Corp.	4,965	71,645
Redwood Trust, Inc.	9,115	117,492
TPG RE Finance Trust, Inc.	5,301	65,626
Two Harbors Investment Corp.	24,777	157,086
		$2,958,529
Multiline Retail — 0.3%
Big Lots, Inc.	2,723	$118,069
Dillard's, Inc., Class A	493	85,053
Franchise Group, Inc.	2,222	78,681
Macy's, Inc.	24,537	554,536
		$836,339
Multi-Utilities — 0.3%
Avista Corp.	5,317	$208,001
Black Hills Corp.	4,945	310,348
NorthWestern Corp.	3,983	228,226
Unitil Corp.	1,244	53,218
		$799,793
Oil, Gas & Consumable Fuels — 3.5%
Aemetis, Inc.(1)(2)	1,820	$33,270
Alto Ingredients, Inc.(1)	5,608	27,704
Altus Midstream Co., Class A	256	17,672
Antero Resources Corp.(1)	22,440	422,096
Arch Resources, Inc.(1)	1,159	107,497
Berry Corp.	5,491	39,590
Bonanza Creek Energy, Inc.(2)	2,420	115,918
Brigham Minerals, Inc., Class A	3,175	60,833
California Resources Corp.(1)	6,335	259,735
Callon Petroleum Co.(1)	3,128	153,522
Centennial Resource Development, Inc., Class A(1)	14,198	95,127
Centrus Energy Corp., Class A(1)(2)	741	28,647
Chesapeake Energy Corp.(2)	7,725	475,783
Clean Energy Fuels Corp.(1)	12,133	98,884
CNX Resources Corp.(1)	16,595	209,429
Comstock Resources, Inc.(1)	7,181	74,323
CONSOL Energy, Inc.(1)	2,417	62,890
Contango Oil & Gas Co.(1)	11,600	53,012
CVR Energy, Inc.	2,550	42,483
Delek US Holdings, Inc.	5,349	96,122
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Denbury, Inc.(1)	3,956	$ 277,909
DHT Holdings, Inc.	11,353	74,135
Dorian LPG, Ltd.	2,343	29,077
Earthstone Energy, Inc., Class A(1)	1,654	15,217
Energy Fuels, Inc.(1)(2)	10,694	75,072
Equitrans Midstream Corp.	32,071	325,200
Extraction Oil & Gas, Inc.(1)	1,226	69,208
Falcon Minerals Corp.	3,404	15,999
Frontline, Ltd. / Bermuda	9,366	87,759
Gevo, Inc.(1)(2)	15,305	101,625
Golar LNG, Ltd.(1)	8,457	109,687
Green Plains, Inc.(1)	3,659	119,466
HighPeak Energy, Inc.	391	3,519
International Seaways, Inc.	3,231	58,869
Kosmos Energy, Ltd.(1)	31,772	94,045
Laredo Petroleum, Inc.(1)	986	79,935
Magnolia Oil & Gas Corp., Class A	10,918	194,231
Matador Resources Co.	8,684	330,339
Murphy Oil Corp.	11,492	286,955
Nordic American Tankers, Ltd.(2)	11,683	29,908
Northern Oil and Gas, Inc.	3,751	80,271
Oasis Petroleum, Inc.	1,582	157,282
Ovintiv, Inc.	20,462	672,791
Par Pacific Holdings, Inc.(1)	3,112	48,921
PBF Energy, Inc., Class A(1)	7,855	101,879
PDC Energy, Inc.	7,797	369,500
Peabody Energy Corp.(1)	6,173	91,299
Penn Virginia Corp.(1)	1,007	26,857
Range Resources Corp.(1)	18,749	424,290
Renewable Energy Group, Inc.(1)	3,508	176,102
REX American Resources Corp.(1)	441	35,223
Riley Exploration Permian, Inc.	180	4,226
Scorpio Tankers, Inc.	3,824	70,897
SFL Corp., Ltd.	8,240	69,051
SM Energy Co.	9,284	244,912
Southwestern Energy Co.(1)	51,958	287,847
Talos Energy, Inc.(1)	2,891	39,809
Teekay Corp.(1)(2)	5,446	19,932
Teekay Tankers, Ltd., Class A(1)	1,870	27,171
Tellurian, Inc.(1)(2)	27,611	107,959
Uranium Energy Corp.(1)(2)	16,481	50,267
Ur-Energy, Inc.(1)	14,187	24,402
Vine Energy, Inc., Class A(1)	1,617	26,632
W&T Offshore, Inc.(1)	8,233	30,627
Whiting Petroleum Corp.(1)	3,089	180,429

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	4,892	$ 164,469
		$ 8,385,737
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(1)	1,465	$ 56,153
Domtar Corp.(1)	3,920	213,797
Glatfelter Corp.	3,755	52,945
Neenah, Inc.	1,433	66,792
Schweitzer-Mauduit International, Inc.	2,615	90,636
Verso Corp., Class A	2,350	48,763
		$529,086
Personal Products — 0.5%
Beauty Health Co. (The)(1)(2)	6,686	$173,635
BellRing Brands, Inc., Class A(1)	3,123	96,032
Edgewell Personal Care Co.	4,259	154,602
elf Beauty, Inc.(1)	3,854	111,959
Honest Co. Inc. (The)(1)(2)	1,947	20,210
Inter Parfums, Inc.	1,484	110,959
Medifast, Inc.	919	177,036
Nature's Sunshine Products, Inc.	1,018	14,914
Nu Skin Enterprises, Inc., Class A	3,897	157,712
Revlon, Inc., Class A(1)	576	5,823
USANA Health Sciences, Inc.(1)	1,022	94,228
Veru, Inc.(1)(2)	4,379	37,353
		$1,154,463
Pharmaceuticals — 1.5%
9 Meters Biopharma, Inc.(1)	16,663	$21,662
Aclaris Therapeutics, Inc.(1)	3,979	71,622
Aerie Pharmaceuticals, Inc.(1)	3,106	35,408
Amneal Pharmaceuticals, Inc.(1)	8,537	45,588
Amphastar Pharmaceuticals, Inc.(1)	3,073	58,418
Ampio Pharmaceuticals, Inc.(1)(2)	14,914	24,757
Angion Biomedica Corp.(1)	1,669	16,306
ANI Pharmaceuticals, Inc.(1)	781	25,632
Antares Pharma, Inc.(1)	14,209	51,721
Arvinas, Inc.(1)	3,422	281,220
Atea Pharmaceuticals, Inc.(1)	5,064	177,544
Athira Pharma, Inc.(1)	2,529	23,722
Avalo Therapeutics, Inc.(1)(2)	1,893	4,127
Axsome Therapeutics, Inc.(1)(2)	2,179	71,820
BioDelivery Sciences International, Inc.(1)	7,195	25,974
Cara Therapeutics, Inc.(1)	3,311	51,155
Cassava Sciences, Inc.(1)(2)	3,000	186,240
Citius Pharmaceuticals, Inc.(1)(2)	8,903	18,073
Security	Shares	Value
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.(1)	2,817	$ 55,608
Corcept Therapeutics, Inc.(1)	7,581	149,194
CorMedix, Inc.(1)	2,679	12,457
Cymabay Therapeutics, Inc.(1)(2)	5,958	21,747
Cyteir Therapeutics, Inc.(1)	641	11,250
Durect Corp.(1)(2)	17,472	22,364
Edgewise Therapeutics, Inc.(1)	967	16,052
Endo International PLC(1)	18,425	59,697
Esperion Therapeutics, Inc.(1)(2)	2,273	27,390
Evolus, Inc.(1)	2,529	19,271
EyePoint Pharmaceuticals, Inc.(1)	1,657	17,266
Fulcrum Therapeutics, Inc.(1)(2)	2,042	57,605
Harmony Biosciences Holdings, Inc.(1)	1,753	67,192
Ikena Oncology, Inc.(1)(2)	711	8,973
Innoviva, Inc.(1)	3,324	55,544
Intra-Cellular Therapies, Inc.(1)	5,570	207,650
Kala Pharmaceuticals, Inc.(1)(2)	3,497	9,162
Kaleido Biosciences, Inc.(1)(2)	995	5,433
KemPharm, Inc.(1)(2)	2,241	20,909
Landos Biopharma, Inc.(1)	515	7,519
Marinus Pharmaceuticals, Inc.(1)(2)	2,896	32,956
Mind Medicine MindMed, Inc.(1)(2)	25,253	58,839
NGM Biopharmaceuticals, Inc.(1)	2,499	52,529
Nuvation Bio, Inc.(1)	5,114	50,833
Ocular Therapeutix, Inc.(1)(2)	5,745	57,450
Omeros Corp.(1)(2)	4,994	68,867
Oramed Pharmaceuticals, Inc.(1)	2,094	46,026
Pacira BioSciences, Inc.(1)	3,468	194,208
Paratek Pharmaceuticals, Inc.(1)(2)	3,554	17,272
Phathom Pharmaceuticals, Inc.(1)(2)	1,588	50,975
Phibro Animal Health Corp., Class A	1,619	34,873
Pliant Therapeutics, Inc.(1)(2)	1,954	32,984
Prestige Consumer Healthcare, Inc.(1)	3,927	220,344
Provention Bio, Inc.(1)(2)	3,744	23,962
Rain Therapeutics, Inc.(1)(2)	582	8,707
Reata Pharmaceuticals, Inc., Class A(1)(2)	2,153	216,613
Relmada Therapeutics, Inc.(1)	1,242	32,553
Revance Therapeutics, Inc.(1)	5,362	149,385
Seelos Therapeutics, Inc.(1)	5,944	14,325
SIGA Technologies, Inc.(1)	4,584	33,876
Supernus Pharmaceuticals, Inc.(1)	3,766	100,439
Tarsus Pharmaceuticals, Inc.(1)	515	11,098
Terns Pharmaceuticals, Inc.(1)	708	7,377
TherapeuticsMD, Inc.(1)(2)	27,432	20,338
Theravance Biopharma, Inc.(1)	3,794	28,076
Verrica Pharmaceuticals, Inc.(1)(2)	1,080	13,500
WaVe Life Sciences, Ltd.(1)	2,106	10,319

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Zogenix, Inc.(1)	4,397	$ 66,790
		$ 3,698,786
Professional Services — 1.6%
Acacia Research Corp.(1)	4,242	$ 28,803
ASGN, Inc.(1)	3,985	450,863
Atlas Technical Consultants, Inc.(1)	1,056	10,740
Barrett Business Services, Inc.	606	46,214
CBIZ, Inc.(1)	3,836	124,056
CRA International, Inc.	558	55,432
Exponent, Inc.	4,062	459,615
First Advantage Corp.(1)	2,269	43,224
Forrester Research, Inc.(1)	966	47,585
Franklin Covey Co.(1)	1,007	41,076
GP Strategies Corp.(1)	1,007	20,845
Heidrick & Struggles International, Inc.	1,525	68,061
HireQuest, Inc.	399	7,713
Huron Consulting Group, Inc.(1)	1,753	91,156
ICF International, Inc.	1,480	132,149
Insperity, Inc.	2,849	315,498
KBR, Inc.	10,841	427,135
Kelly Services, Inc., Class A	2,680	50,598
Kforce, Inc.	1,698	101,269
Korn Ferry	4,186	302,899
ManTech International Corp. / VA, Class A	2,150	163,228
Mistras Group, Inc.(1)	1,338	13,594
Resources Connection, Inc.	2,400	37,872
TriNet Group, Inc.(1)	3,179	300,670
TrueBlue, Inc.(1)	2,943	79,696
Upwork, Inc.(1)	9,146	411,844
Willdan Group, Inc.(1)	898	31,960
		$3,863,795
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(1)	10,637	$197,955
eXp World Holdings, Inc.(2)	4,867	193,561
Fathom Holdings, Inc.(1)(2)	407	10,867
Forestar Group, Inc.(1)	1,430	26,641
FRP Holdings, Inc.(1)	588	32,881
Kennedy-Wilson Holdings, Inc.	9,417	197,004
Marcus & Millichap, Inc.(1)	1,962	79,696
Newmark Group, Inc., Class A	11,440	163,706
Rafael Holdings, Inc., Class B(1)(2)	770	23,662
RE / MAX Holdings, Inc., Class A	1,564	48,734
Realogy Holdings Corp.(1)	9,326	163,578
Redfin Corp.(1)(2)	7,977	399,648
Security	Shares	Value
Real Estate Management & Development (continued)
RMR Group, Inc. (The), Class A	1,361	$ 45,525
St. Joe Co. (The)	2,613	110,007
Tejon Ranch Co.(1)	1,572	27,919
		$ 1,721,384
Road & Rail — 0.7%
ArcBest Corp.	2,049	$ 167,547
Avis Budget Group, Inc.(1)	3,735	435,165
Covenant Logistics Group, Inc.(1)	905	25,023
Daseke, Inc.(1)	3,920	36,103
Heartland Express, Inc.	3,887	62,270
HyreCar, Inc.(1)	1,374	11,679
Marten Transport, Ltd.	5,049	79,219
PAM Transportation Services, Inc.(1)	374	16,823
Saia, Inc.(1)	2,074	493,674
Universal Truckload Services, Inc.	475	9,538
US Xpress Enterprises, Inc., Class A(1)	1,727	14,904
Werner Enterprises, Inc.	4,874	215,772
Yellow Corp.(1)	3,948	22,306
		$1,590,023
Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor, Ltd.(1)	1,700	$53,329
Ambarella, Inc.(1)	2,680	417,383
Amkor Technology, Inc.	8,120	202,594
Atomera, Inc.(1)(2)	1,466	33,850
Axcelis Technologies, Inc.(1)	2,553	120,068
AXT, Inc.(1)	3,267	27,214
CEVA, Inc.(1)	1,882	80,305
CMC Materials, Inc.	2,291	282,320
Cohu, Inc.(1)	3,598	114,920
Diodes, Inc.(1)	3,342	302,752
DSP Group, Inc.(1)	1,922	42,111
FormFactor, Inc.(1)	6,098	227,638
Ichor Holdings, Ltd.(1)	2,200	90,398
Impinj, Inc.(1)	1,504	85,923
Kopin Corp.(1)(2)	6,085	31,216
Kulicke & Soffa Industries, Inc.	4,801	279,802
Lattice Semiconductor Corp.(1)	10,595	684,967
MACOM Technology Solutions Holdings, Inc.(1)	3,818	247,674
MaxLinear, Inc.(1)	5,440	267,920
Meta Materials, Inc.(1)(2)	16,796	97,081
NeoPhotonics Corp.(1)	4,198	36,565
NVE Corp.	408	26,100
Onto Innovation, Inc.(1)	3,734	269,781
PDF Solutions, Inc.(1)	2,532	58,337

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.(1)	4,620	$ 62,971
Power Integrations, Inc.	4,719	467,134
Rambus, Inc.(1)	8,317	184,637
Semtech Corp.(1)	5,072	395,464
Silicon Laboratories, Inc.(1)	3,475	487,056
SiTime Corp.(1)	987	201,516
SkyWater Technology, Inc.(1)(2)	616	16,755
SMART Global Holdings, Inc.(1)	1,343	59,763
SunPower Corp.(1)	6,461	146,535
Synaptics, Inc.(1)	2,761	496,235
Ultra Clean Holdings, Inc.(1)	3,443	146,672
Veeco Instruments, Inc.(1)	4,143	92,016
		$6,837,002
Software — 6.1%
8x8, Inc.(1)	8,347	$195,236
A10 Networks, Inc.(1)	4,968	66,969
ACI Worldwide, Inc.(1)	9,317	286,311
Agilysys, Inc.(1)	1,551	81,210
Alarm.com Holdings, Inc.(1)	3,708	289,929
Alkami Technology, Inc.(1)(2)	546	13,475
Altair Engineering, Inc., Class A(1)	3,545	244,392
American Software, Inc., Class A	2,315	54,981
Appfolio, Inc., Class A(1)	1,469	176,868
Appian Corp.(1)(2)	3,084	285,301
Asana, Inc., Class A(1)(2)	5,770	599,157
Avaya Holdings Corp.(1)	6,471	128,061
Benefitfocus, Inc.(1)(2)	2,338	25,952
Blackbaud, Inc.(1)	3,795	266,978
Blackline, Inc.(1)	4,193	495,026
Bottomline Technologies (de), Inc.(1)	3,610	141,801
Box, Inc., Class A(1)	10,927	258,642
BTRS Holdings, Inc.(1)	4,961	52,785
Cerence, Inc.(1)(2)	2,967	285,158
ChannelAdvisor Corp.(1)	2,410	60,804
Cleanspark, Inc.(1)(2)	2,567	29,752
Cloudera, Inc.(1)	18,150	289,856
Commvault Systems, Inc.(1)	3,514	264,639
Cornerstone OnDemand, Inc.(1)	4,939	282,807
Couchbase, Inc.(1)	742	23,084
CS Disco, Inc.(1)	1,011	48,467
Digimarc Corp.(1)(2)	926	31,891
Digital Turbine, Inc.(1)(2)	7,101	488,194
Domo, Inc., Class B(1)	2,113	178,422
E2open Parent Holdings, Inc.(1)(2)	12,441	140,583
Ebix, Inc.	2,269	61,104
eGain Corp.(1)	1,491	15,208
Security	Shares	Value
Software (continued)
Envestnet, Inc.(1)	4,165	$ 334,200
EverCommerce, Inc.(1)	1,274	21,008
GTY Technology Holdings, Inc.(1)	2,543	19,123
Instructure Holdings, Inc.(1)	919	20,760
Intapp, Inc.(1)	772	19,887
Intelligent Systems Corp.(1)(2)	601	24,407
InterDigital, Inc.	2,504	169,821
JFrog, Ltd.(1)	4,046	135,541
Kaltura, Inc.(1)	1,335	13,737
LivePerson, Inc.(1)	5,071	298,936
Marathon Digital Holdings, Inc.(1)	7,486	236,408
MeridianLink, Inc.(1)	970	21,689
MicroStrategy, Inc., Class A(1)(2)	616	356,294
Mimecast, Ltd.(1)	4,786	304,390
Mitek Systems, Inc.(1)	3,089	57,147
Model N, Inc.(1)(2)	2,795	93,633
Momentive Global, Inc.(1)	9,991	195,824
ON24, Inc.(1)	2,062	41,116
OneSpan, Inc.(1)	2,735	51,363
PagerDuty, Inc.(1)(2)	6,330	262,189
Ping Identity Holding Corp.(1)(2)	3,800	93,366
Progress Software Corp.	3,448	169,607
PROS Holdings, Inc.(1)	3,289	116,694
Q2 Holdings, Inc.(1)	4,288	343,640
QAD, Inc., Class A	961	83,982
Qualys, Inc.(1)	2,673	297,478
Rapid7, Inc.(1)(2)	4,307	486,777
Rekor Systems, Inc.(1)(2)	2,460	28,265
Rimini Street, Inc.(1)	3,438	33,177
Riot Blockchain, Inc.(1)(2)	6,611	169,903
SailPoint Technologies Holdings, Inc.(1)(2)	7,161	307,064
Sapiens International Corp. NV	2,264	65,158
SecureWorks Corp., Class A(1)	472	9,383
ShotSpotter, Inc.(1)(2)	604	21,968
Smith Micro Software, Inc.(1)	2,954	14,297
Sprout Social, Inc., Class A(1)	3,464	422,435
SPS Commerce, Inc.(1)	2,829	456,346
Sumo Logic, Inc.(1)	6,397	103,120
Telos Corp.(1)	3,061	86,994
Tenable Holdings, Inc.(1)	7,115	328,286
Upland Software, Inc.(1)	2,219	74,203
Varonis Systems, Inc.(1)	8,251	502,073
Verint Systems, Inc.(1)	5,052	226,279
Veritone, Inc.(1)	2,028	48,449
Viant Technology, Inc., Class A(1)	874	10,680
VirnetX Holding Corp.(1)(2)	5,078	19,906
Vonage Holdings Corp.(1)	19,068	307,376

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Workiva, Inc.(1)	3,326	$ 468,833
Xperi Holding Corp.	8,231	155,072
Yext, Inc.(1)	8,933	107,464
Ziff Davis, Inc.(1)	3,400	464,508
Zix Corp.(1)	5,001	35,357
Zuora, Inc., Class A(1)	8,630	143,085
		$ 14,741,741
Specialty Retail — 2.4%
Aaron's Co., Inc. (The)	2,660	$73,256
Abercrombie & Fitch Co., Class A(1)	4,811	181,038
Academy Sports & Outdoors, Inc.(1)	5,957	238,399
American Eagle Outfitters, Inc.(2)	11,935	307,923
America's Car-Mart, Inc.(1)	476	55,587
Arko Corp.(1)	9,255	93,476
Asbury Automotive Group, Inc.(1)	1,484	291,962
Barnes & Noble Education, Inc.(1)	3,013	30,100
Bed Bath & Beyond, Inc.(1)	8,060	139,237
Big 5 Sporting Goods Corp.	1,632	37,601
Boot Barn Holdings, Inc.(1)	2,323	206,445
Buckle, Inc. (The)	2,282	90,344
Caleres, Inc.	3,058	67,949
Camping World Holdings, Inc., Class A	3,347	130,098
CarLotz, Inc.(1)(2)	5,599	21,332
Cato Corp. (The), Class A	1,550	25,637
Chico's FAS, Inc.(1)	9,433	42,354
Children's Place, Inc. (The)(1)	1,078	81,130
Citi Trends, Inc.(1)	699	50,999
Conn's, Inc.(1)	1,614	36,848
Container Store Group, Inc. (The)(1)	2,581	24,571
Designer Brands, Inc., Class A(1)	5,217	72,673
Genesco, Inc.(1)	1,150	66,390
Group 1 Automotive, Inc.	1,378	258,899
GrowGeneration Corp.(1)(2)	4,242	104,650
Guess?, Inc.	3,234	67,946
Haverty Furniture Cos., Inc.	1,371	46,216
Hibbett, Inc.	1,274	90,123
JOANN, Inc.	910	10,137
Kirkland's, Inc.(1)(2)	1,099	21,112
Lazydays Holdings, Inc.(1)	576	12,292
Lumber Liquidators Holdings, Inc.(1)	2,470	46,140
MarineMax, Inc.(1)	1,797	87,190
Monro, Inc.	2,683	154,299
Murphy USA, Inc.	1,854	310,100
National Vision Holdings, Inc.(1)	6,258	355,267
ODP Corp. (The)(1)	3,839	154,174
OneWater Marine, Inc., Class A	718	28,871
Security	Shares	Value
Specialty Retail (continued)
Party City Holdco, Inc.(1)(2)	8,666	$ 61,529
Rent-A-Center, Inc.	5,170	290,606
Sally Beauty Holdings, Inc.(1)	9,177	154,633
Shift Technologies, Inc.(1)(2)	4,866	33,770
Shoe Carnival, Inc.	1,384	44,869
Signet Jewelers, Ltd.	4,089	322,867
Sleep Number Corp.(1)	1,771	165,553
Sonic Automotive, Inc., Class A	1,716	90,159
Sportsman's Warehouse Holdings, Inc.(1)	3,542	62,339
Tilly's, Inc., Class A	1,890	26,479
Torrid Holdings, Inc.(1)	979	15,106
TravelCenters of America, Inc.(1)	979	48,744
Urban Outfitters, Inc.(1)	5,380	159,732
Winmark Corp.	277	59,563
Zumiez, Inc.(1)	1,698	67,513
		$5,716,227
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(1)	9,520	$262,466
Avid Technology, Inc.(1)	2,835	81,988
Corsair Gaming, Inc.(1)(2)	1,920	49,786
Diebold Nixdorf, Inc.(1)	5,880	59,447
Eastman Kodak Co.(1)	3,518	23,958
Quantum Corp.(1)	4,380	22,688
Super Micro Computer, Inc.(1)	3,523	128,836
Turtle Beach Corp.(1)	1,190	33,106
		$662,275
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.(1)	4,826	$692,434
Fossil Group, Inc.(1)	3,623	42,932
G-III Apparel Group, Ltd.(1)	3,579	101,286
Kontoor Brands, Inc.(2)	4,067	203,147
Movado Group, Inc.	1,238	38,985
Oxford Industries, Inc.	1,334	120,287
PLBY Group, Inc.(1)	1,807	42,591
Rocky Brands, Inc.	588	27,995
Steven Madden, Ltd.	6,433	258,349
Superior Group of Cos., Inc.	933	21,729
Unifi, Inc.(1)	1,199	26,294
Vera Bradley, Inc.(1)	1,814	17,070
Wolverine World Wide, Inc.	6,377	190,290
		$1,783,389
Thrifts & Mortgage Finance — 1.5%
Axos Financial, Inc.(1)	4,474	$230,590

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Blue Foundry Bancorp(1)	2,149	$ 29,635
Bridgewater Bancshares, Inc.(1)	1,907	33,392
Capitol Federal Financial, Inc.	9,963	114,475
Columbia Financial, Inc.(1)	3,148	58,238
Essent Group, Ltd.	8,683	382,139
Federal Agricultural Mortgage Corp., Class C	788	85,514
Finance of America Cos., Inc., Class A(1)	2,618	12,959
Flagstar Bancorp, Inc.	4,030	204,643
FS Bancorp, Inc.	534	18,482
Hingham Institution for Savings (The)	102	34,343
Home Bancorp, Inc.	638	24,678
Home Point Capital, Inc.	600	2,472
HomeStreet, Inc.	1,788	73,576
Kearny Financial Corp.	6,113	75,985
Luther Burbank Corp.	1,786	23,950
Merchants Bancorp	731	28,853
Meridian Bancorp, Inc.	3,666	76,106
Meta Financial Group, Inc.	2,526	132,564
Mr. Cooper Group, Inc.(1)	5,563	229,029
NMI Holdings, Inc., Class A(1)	6,584	148,864
Northfield Bancorp, Inc.	3,620	62,119
Northwest Bancshares, Inc.	9,836	130,622
Ocwen Financial Corp.(1)	641	18,031
PCSB Financial Corp.	1,066	19,657
PennyMac Financial Services, Inc.	2,518	153,925
Pioneer Bancorp, Inc.(1)	918	11,604
Premier Financial Corp.	3,134	99,787
Provident Bancorp, Inc.	1,419	22,732
Provident Financial Services, Inc.	6,090	142,932
Radian Group, Inc.	14,296	324,805
Southern Missouri Bancorp, Inc.	690	30,974
TrustCo Bank Corp.	1,565	50,033
Velocity Financial, Inc.(1)	672	8,844
Walker & Dunlop, Inc.	2,242	254,467
Washington Federal, Inc.	5,193	178,172
Waterstone Financial, Inc.	1,822	37,333
WSFS Financial Corp.	3,604	184,921
		$3,751,445
Tobacco — 0.1%
22nd Century Group, Inc.(1)(2)	11,838	$35,040
Turning Point Brands, Inc.	1,011	48,275
Universal Corp.	1,896	91,634
Vector Group, Ltd.	11,264	143,616
		$318,565
Security	Shares	Value
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc.(1)	1,505	$ 20,664
Applied Industrial Technologies, Inc.	3,044	274,356
Beacon Roofing Supply, Inc.(1)	4,442	212,150
BlueLinx Holdings, Inc.(1)	703	34,363
Boise Cascade Co.	3,180	171,656
CAI International, Inc.	1,276	71,341
Custom Truck One Source, Inc.(1)(2)	3,543	33,056
DXP Enterprises, Inc.(1)	1,272	37,613
EVI Industries, Inc.(1)	308	8,378
GATX Corp.	2,708	242,529
Global Industrial Co.	1,000	37,890
GMS, Inc.(1)	3,426	150,059
H&E Equipment Services, Inc.	2,694	93,509
Herc Holdings, Inc.(1)	1,979	323,487
Karat Packaging, Inc.(1)	359	7,550
Lawson Products, Inc.(1)	447	22,354
McGrath RentCorp	1,962	141,166
MRC Global, Inc.(1)	6,928	50,852
NOW, Inc.(1)	9,243	70,709
Rush Enterprises, Inc., Class A	3,238	146,228
Rush Enterprises, Inc., Class B	564	25,814
Textainer Group Holdings, Ltd.(1)	3,758	131,192
Titan Machinery, Inc.(1)	1,521	39,409
Transcat, Inc.(1)	601	38,752
Triton International, Ltd.	5,234	272,377
Veritiv Corp.(1)	1,183	105,949
WESCO International, Inc.(1)	3,492	402,697
Willis Lease Finance Corp.(1)	332	12,347
		$3,178,447
Water Utilities — 0.4%
American States Water Co.	2,893	$247,409
Artesian Resources Corp., Class A	703	26,833
Cadiz, Inc.(1)	1,074	7,561
California Water Service Group	4,020	236,899
Global Water Resources, Inc.	641	11,999
Middlesex Water Co.	1,398	143,686
Pure Cycle Corp.(1)	1,502	19,992
SJW Group	2,210	145,993
York Water Co. (The)	1,157	50,538
		$890,910
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)(2)	5,004	$86,569
Shenandoah Telecommunications Co.	3,920	123,794
Telephone & Data Systems, Inc.	7,925	154,537

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services (continued)
United States Cellular Corp.(1)	1,199	$ 38,236
		$ 403,136
Total Common Stocks (identified cost $153,591,412)		$229,298,320

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares Russell 2000 ETF	14,000	$ 3,062,500
Total Exchange-Traded Funds (identified cost $2,285,679)		$ 3,062,500

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,091
Health Care Equipment & Supplies — 0.0%(3)
Elanco Animal Health, Inc. CVR(1)(4)(5)	3,555	$ 380
		$ 380
Pharmaceuticals — 0.0%
Omthera Pharmaceutical, Inc. CVR(1)(4)(5)	508	$0
Progenic Pharmaceuticals, Inc. CVR(1)(4)(5)	7,261	0
		$0
Total Rights (identified cost $859)		$10,471

Short-Term Investments — 6.9%
Affiliated Fund — 3.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(6)	9,122,912	$ 9,123,825
Total Affiliated Fund (identified cost $9,122,912)		$ 9,123,825
Securities Lending Collateral — 2.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(7)	6,607,474	$ 6,607,474
Total Securities Lending Collateral (identified cost $6,607,474)		$ 6,607,474
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(8)	$1,000	$ 999,818
Total U.S. Treasury Obligations (identified cost $999,726)		$ 999,818
Total Short-Term Investments (identified cost $16,730,112)		$ 16,731,117
Total Investments — 102.8% (identified cost $172,608,062)		$249,102,408
Other Assets, Less Liabilities — (2.8)%		$ (6,850,572)
Net Assets — 100.0%		$242,251,836

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $21,551,464 and the total market value of the collateral received by the Fund was $22,264,511, comprised of cash of $6,607,474 and U.S. government and/or agencies securities of $15,657,037.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $10,471, which represents less than 0.05% of the net assets of the Fund as of September 30, 2021.

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	93	Long	12/17/21	$10,233,720	$(200,675)
					$(200,675)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Elanco Animal Health, Inc. CVR	7/19/19	90
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Progenic Pharmaceuticals, Inc. CVR	6/22/20	0
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2021, the value of the Fund's investment in affiliated funds was $9,123,825, which represents 3.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$4,844,825	$26,674,448	$(22,395,569)	$(792)	$913	$9,123,825	$4,647	9,122,912
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$229,298,320(2)	$ —	$0	$229,298,320
Exchange-Traded Funds	3,062,500	—	—	3,062,500
Rights	—	—	10,471	10,471
Short-Term Investments:
Affiliated Fund	—	9,123,825	—	9,123,825
Securities Lending Collateral	6,607,474	—	—	6,607,474
U.S. Treasury Obligations	—	999,818	—	999,818
Total Investments	$238,968,294	$10,123,643	$10,471	$249,102,408
Liability Description
Futures Contracts	$(200,675)	$ —	$ —	$(200,675)
Total	$(200,675)	$ —	$ —	$(200,675)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.